UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedules of Investments.

Consolidated Schedule of Investments (Unaudited) July 31, 2018	iSHARES® BLOOMBERG ROLL SELECT COMMODITY STRATEGY ETF (Percentages shown are based on Net Assets)

Security	Par	Value
SHORT-TERM INVESTMENTS

COMMERCIAL PAPER(a) — 72.4%
AstraZeneca PLC,
2.34%, 08/07/18	$435,000	$434,818
BASF SE,
2.21%, 09/25/18	2,000,000	1,993,520
Caterpiller Financial Services Corp.,
2.28%, 09/21/18	250,000	249,168
CenterPoint Energy Resources Corp.,
2.36%, 08/07/18	1,000,000	999,584
Commonwealth Bank of Australia,
2.32%, 09/19/18	922,000	919,311
Credit Agricole SA,
2.25%, 10/01/18	1,800,000	1,793,608
Danske Corp.,
2.27%, 08/02/18	1,200,000	1,199,868
Eni Finance USA Inc.,
2.27%, 08/09/18	700,000	699,611
General Electric Co.,
2.12%, 09/07/18	400,000	399,146
General Mills Inc.
2.22%, 08/27/2018	500,000	499,153
2.29%, 08/02/2018	1,000,000	999,878
Hyundai Capital America,
2.30%, 08/20/18	1,500,000	1,498,123
ING U.S. Funding LLC,
2.22%, 09/07/18	500,000	498,914
Mondelez International Inc.,
2.40%, 09/20/18(b)	1,700,000	1,694,316
National Securities Clearing Corp.,
2.27%, 10/16/18	1,500,000	1,493,128
NextEra Energy Capital Holdings Inc.
2.44%, 08/20/2018	500,000	499,374
2.48%, 08/10/2018	600,000	599,630
Nieuw Amsterdam Receivables Corp.
1.96%, 08/03/2018	700,000	699,884
2.14%, 08/28/2018	500,000	499,207
Nutrien Ltd.,
2.56%, 09/28/18	1,500,000	1,493,589
Praxair Inc.,
2.01%, 09/21/18	1,000,000	997,141
Prudential PLC,
2.12%, 09/10/18	2,000,000	1,995,360
Rogers Communications Inc.,
2.37%, 08/09/18	500,000	499,723
Suncor Energy Inc.,
2.54%, 08/02/18	1,200,000	1,199,854
Swedbank AB,
2.26%, 10/01/18	1,100,000	1,096,274

Security	Par/ Shares	Value
Thunder Bay Funding LLC,
2.27%, 09/13/18	$400,000	$398,972
United Overseas Bank Ltd.,
2.27%, 08/29/18(b)	1,500,000	1,497,565
Victory Receivables Corp.,
2.17%, 09/17/18	1,500,000	1,495,852
Vodafone Group PLC,
1.91%, 09/25/18	2,000,000	1,992,605

		30,337,176
U.S. TREASURY OBLIGATIONS(a) — 12.1%
U.S. Treasury Bill
1.82%, 08/02/18	2,550,000	2,549,873
1.89%, 08/16/18	1,000,000	999,223
1.92%, 08/30/18	1,500,000	1,497,703

		5,046,799
MONEY MARKET FUNDS — 12.6%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(c)(d)	5,286,570	5,286,570

TOTAL SHORT-TERM INVESTMENTS — 97.1%
(Costs: $40,670,461)		40,670,545

TOTAL INVESTMENTS IN SECURITIES — 97.1%
(Cost: $40,670,461)		40,670,545
Other Assets, Less Liabilities — 2.9%		1,203,224

NET ASSETS — 100.0%		$41,873,769

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 04/03/18(a)	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	5,286,570	5,286,570	$5,286,570	$33,209	$—	$—

(a)	The Fund commenced operations on April 03, 2018.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation/ (depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	1,877	09/19/18	$41,050	$(2,301,624)

1

Consolidated Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® BLOOMBERG ROLL SELECT COMMODITY STRATEGY ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Commercial Paper	$—	$30,337,176	$—	$30,337,176
U.S. Treasury Obligations	—	5,046,799	—	5,046,799
Money Market Funds	5,286,570	—	—	5,286,570

	$5,286,570	$35,383,975	$—	$40,670,545

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,301,624)	$—	$—	$(2,301,624)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2

Consolidated Schedule of Investments (Unaudited) July 31, 2018	iSHARES® COMMODITIES SELECT STRATEGY ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
COMMON STOCKS

AGRICULTURAL & FARM MACHINERY — 0.6%
AGCO Corp.	4,296	$270,734
CNH Industrial NV	64,185	752,248
Deere & Co.	20,948	3,033,061
Lindsay Corp.	695	65,427
Toro Co. (The)	6,839	411,640

		4,533,110
AGRICULTURAL PRODUCTS — 0.4%
Archer-Daniels-Midland Co.	36,122	1,743,248
Bunge Ltd.	9,102	629,221
Darling Ingredients Inc.(a)	10,620	213,356
Fresh Del Monte Produce Inc.	2,189	79,460
Ingredion Inc.	4,667	472,767

		3,138,052
ALUMINUM — 0.1%
Alcoa Corp.(a)	11,196	484,451
Constellium NV, Class A(a)	8,751	114,638
Kaiser Aluminum Corp.	1,082	120,773

		719,862
COAL & CONSUMABLE FUELS — 0.1%
Arch Coal Inc., Class A	1,337	113,097
Cameco Corp.	25,552	275,961
CONSOL Energy Inc.(a)	1,630	67,857
Peabody Energy Corp.	6,594	280,179

		737,094
COPPER — 0.2%
Freeport-McMoRan Inc.	87,038	1,436,127
Southern Copper Corp.	5,516	272,270

		1,708,397
DIVERSIFIED METALS & MINING — 1.7%
BHP Billiton Ltd., ADR, NVS(b)	103,653	5,416,906
BHP Billiton PLC, ADR, NVS	68,218	3,155,765
Compass Minerals International Inc.	2,196	148,998
Materion Corp.	1,303	81,698
Rio Tinto PLC, ADR, NVS	74,732	4,147,626
Teck Resources Ltd., Class B(b)	32,533	846,834

		13,797,827
FERTILIZERS & AGRICULTURAL CHEMICALS — 0.6%
CF Industries Holdings Inc.	15,075	669,631
FMC Corp.	8,689	780,967
Mosaic Co. (The)	22,656	682,172
Nutrien Ltd.	40,970	2,220,984
Scotts Miracle-Gro Co. (The)	2,514	199,687
Sociedad Quimica y Minera de Chile SA, ADR(b)	5,980	288,655

		4,842,096
GOLD — 0.7%
Agnico Eagle Mines Ltd.(b)	15,083	631,676
Barrick Gold Corp.	75,379	843,491
Cia. de Minas Buenaventura SAA, ADR, NVS	13,058	179,417
Franco-Nevada Corp.	12,018	880,319
Goldcorp Inc.(b)	56,142	701,775
Kinross Gold Corp.(a)(b)	80,678	290,441
Newmont Mining Corp.	34,462	1,264,066
Randgold Resources Ltd., ADR, NVS	6,059	447,457
Royal Gold Inc.	4,246	359,254

		5,597,896

Security	Shares	Value
INTEGRATED OIL & GAS — 12.3%
BP PLC, ADR, NVS	212,618	$9,586,946
Cenovus Energy Inc.(b)	65,842	661,054
Chevron Corp.	123,444	15,587,274
China Petroleum & Chemical Corp., ADR, NVS	16,472	1,579,335
Ecopetrol SA, ADR, NVS(b)	14,600	312,002
Eni SpA, ADR, NVS	82,166	3,176,537
Equinor ASA, ADR, NVS(b)	70,429	1,863,551
Exxon Mobil Corp.	273,497	22,292,740
Imperial Oil Ltd.	15,948	544,784
Occidental Petroleum Corp.	49,467	4,151,765
PetroChina Co. Ltd., ADR, NVS	13,622	1,033,365
Petroleo Brasileiro SA, ADR, NVS(b)	96,100	1,127,253
Royal Dutch Shell PLC, Class A, ADR, NVS	148,483	10,151,783
Royal Dutch Shell PLC, Class B, ADR, NVS	120,975	8,594,064
Suncor Energy Inc.	105,548	4,447,793
Total SA, ADR, NVS	171,735	11,205,709

		96,315,955
OIL & GAS DRILLING — 0.2%
Diamond Offshore Drilling Inc.(a)(b)	4,190	80,448
Ensco PLC, Class A(b)	28,224	209,704
Helmerich & Payne Inc.	7,065	433,438
Nabors Industries Ltd.	22,774	136,189
Noble Corp. PLC(a)	15,934	93,055
Patterson-UTI Energy Inc.	14,307	246,080
Rowan Companies PLC, Class A(a)	7,411	107,311
Transocean Ltd.(a)	28,321	364,491
Unit Corp.(a)	3,506	87,299

		1,758,015
OIL & GAS EQUIPMENT & SERVICES — 1.8%
Apergy Corp.(a)	5,000	205,000
Archrock Inc.	8,353	114,018
Baker Hughes a GE Co.	26,884	929,649
C&J Energy Services Inc.(a)	4,126	95,971
Core Laboratories NV	2,862	320,887
Dril-Quip Inc.(a)	2,474	127,535
Halliburton Co.	56,586	2,400,378
Helix Energy Solutions Group Inc.(a)	8,992	90,010
McDermott International Inc.(a)(b)	11,644	209,708
National Oilwell Varco Inc.	24,664	1,199,164
Oceaneering International Inc.	6,392	174,885
Oil States International Inc.(a)	3,889	135,726
ProPetro Holding Corp.(a)	4,653	76,495
Schlumberger Ltd.	89,477	6,041,487
Superior Energy Services Inc.(a)	9,948	97,888
TechnipFMC PLC	28,021	912,084
Tenaris SA, ADR, NVS(b)	15,244	560,065
U.S. Silica Holdings Inc.	5,055	136,283
Weatherford International PLC(a)(b)	64,347	218,136

		14,045,369
OIL & GAS EXPLORATION & PRODUCTION — 4.8%
Anadarko Petroleum Corp.	33,274	2,433,993
Antero Resources Corp.(a)	13,920	285,917
Apache Corp.	24,674	1,135,004
Cabot Oil & Gas Corp.	29,152	685,072
California Resources Corp.(a)	2,835	103,222
Callon Petroleum Co.(a)	14,496	155,977
Canadian Natural Resources Ltd.	70,639	2,588,213
Carrizo Oil & Gas Inc.(a)	5,057	142,506
Centennial Resource Development Inc./DE, Class A(a)(b)	11,228	201,655

3

Consolidated Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® COMMODITIES SELECT STRATEGY ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Chesapeake Energy Corp.(a)	58,813	$277,597
Cimarex Energy Co.	6,165	607,869
CNOOC Ltd., ADR, NVS	10,378	1,743,504
CNX Resources Corp.(a)	12,650	205,942
Concho Resources Inc.(a)	12,284	1,791,621
ConocoPhillips	75,584	5,454,897
Continental Resources Inc./OK(a)(b)	5,612	358,438
Crescent Point Energy Corp.	35,464	241,510
Denbury Resources Inc.(a)	25,878	116,710
Devon Energy Corp.	33,801	1,521,383
Diamondback Energy Inc.	6,370	840,522
Encana Corp.	62,181	835,713
Energen Corp.(a)	6,320	468,818
EOG Resources Inc.	37,393	4,821,453
EQT Corp.	16,289	809,238
Extraction Oil & Gas Inc.(a)	8,161	123,394
Gulfport Energy Corp.(a)	10,093	116,170
Hess Corp.	16,907	1,109,606
Kosmos Energy Ltd.(a)(b)	15,096	114,428
Laredo Petroleum Inc.(a)	8,388	78,176
Marathon Oil Corp.	55,087	1,163,438
Matador Resources Co.(a)	6,712	224,852
Murphy Oil Corp.	10,503	349,330
Newfield Exploration Co.(a)	12,895	370,344
Noble Energy Inc.	31,279	1,128,859
Oasis Petroleum Inc.(a)	17,222	210,453
Parsley Energy Inc., Class A(a)	16,610	522,052
PDC Energy Inc.(a)	4,286	269,932
Penn Virginia Corp.(a)	875	73,955
Pioneer Natural Resources Co.	11,004	2,082,727
QEP Resources Inc.(a)	15,333	159,310
Range Resources Corp.	14,650	226,050
SM Energy Co.	6,665	183,354
Southwestern Energy Co.(a)	32,929	169,255
SRC Energy Inc.(a)	15,646	177,113
Whiting Petroleum Corp.(a)	5,898	292,836
WPX Energy Inc.(a)	25,791	484,097

		37,456,505
OIL & GAS REFINING & MARKETING — 1.5%
Andeavor	8,981	1,347,689
Cosan Ltd., Class A	8,539	68,995
Delek U.S. Holdings Inc.	4,904	261,481
HollyFrontier Corp.	11,398	850,063
Marathon Petroleum Corp.	29,820	2,410,351
PBF Energy Inc., Class A	7,280	339,976
Phillips 66	27,111	3,343,871
Valero Energy Corp.	27,837	3,294,509
World Fuel Services Corp.	4,392	122,229

		12,039,164
OIL & GAS STORAGE & TRANSPORTATION — 2.0%
Cheniere Energy Inc.(a)	13,369	848,932
Enbridge Inc.	110,114	3,901,339
Golar LNG Ltd.(b)	6,168	160,430
Kinder Morgan Inc./DE	122,498	2,178,014
ONEOK Inc.	26,542	1,869,618
Pembina Pipeline Corp.	32,507	1,166,026
SemGroup Corp., Class A	4,307	108,321
Ship Finance International Ltd.	5,898	85,816
Targa Resources Corp.	14,170	723,662

Security	Shares	Value
TransCanada Corp.	57,556	$2,587,142
Ultrapar Participacoes SA, ADR, NVS	28,021	307,671
Williams Companies Inc. (The)	53,441	1,589,870

		15,526,841
SILVER — 0.1%
Coeur Mining Inc.(a)	12,005	84,035
Hecla Mining Co.	30,680	98,176
Wheaton Precious Metals Corp.	28,604	599,254

		781,465
SPECIALTY CHEMICALS — 1.7%
A Schulman Inc.	1,915	83,015
Albemarle Corp.	7,155	674,001
Ashland Global Holdings Inc.	4,048	332,381
Axalta Coating Systems Ltd.(a)	14,238	430,700
Balchem Corp.(b)	2,071	207,701
Celanese Corp.	8,763	1,034,998
Ecolab Inc.	16,774	2,360,102
Ferro Corp.(a)	5,464	123,049
GCP Applied Technologies Inc.(a)	4,672	136,189
HB Fuller Co.	3,261	184,833
Ingevity Corp.(a)	2,715	270,604
Innospec Inc.	1,574	127,415
International Flavors & Fragrances Inc.	5,091	675,881
Kraton Corp.(a)	2,058	98,969
Minerals Technologies Inc.	2,294	173,426
NewMarket Corp.	593	242,798
Platform Specialty Products Corp.(a)	13,938	172,274
PolyOne Corp.	5,188	232,682
PPG Industries Inc.	16,106	1,782,290
Quaker Chemical Corp.	860	152,684
Rayonier Advanced Materials Inc.	3,365	60,705
RPM International Inc.	8,634	555,771
Sensient Technologies Corp.	2,746	190,463
Sherwin-Williams Co. (The)	5,318	2,343,802
Stepan Co.	1,286	112,628
WR Grace & Co.	4,341	320,626

		13,079,987
STEEL — 1.3%
AK Steel Holding Corp.(a)	20,338	94,165
Allegheny Technologies Inc.(a)	8,105	225,319
ArcelorMittal, NVS	40,621	1,293,779
Carpenter Technology Corp.	3,027	165,789
Cleveland-Cliffs Inc.(a)(b)	19,205	207,222
Commercial Metals Co.	7,590	169,561
Nucor Corp.	20,518	1,373,270
POSCO, ADR, NVS(b)	20,695	1,517,978
Reliance Steel & Aluminum Co.	4,692	423,218
Steel Dynamics Inc.	15,218	716,616
Ternium SA, ADR	3,121	113,136
U.S. Steel Corp.	11,413	415,776
Vale SA, ADR, NVS	225,302	3,302,927
Warrior Met Coal Inc.	2,830	73,212
Worthington Industries Inc.	2,793	130,768

		10,222,736

TOTAL COMMON STOCKS — 30.1%
(Cost: $230,683,757)		236,300,371

4

Consolidated Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® COMMODITIES SELECT STRATEGY ETF (Percentages shown are based on Net Assets)

Security	Shares/ Par	Value
PREFERRED STOCKS

INTEGRATED OIL & GAS — 0.2%
Petroleo Brasileiro SA, Preference Shares, ADR, NVS	135,630	$1,418,690

STEEL — 0.0%
Gerdau SA, Preference Shares, ADR, NVS	57,658	253,695

TOTAL PREFERRED STOCKS — 0.2%
(Cost: $1,533,747)		1,672,385

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT — 7.2%
Barclays Bank PLC/New York,
2.31%, 11/16/18,
(1 mo. LIBOR US + 0.360%)(c)	$7,000,000	7,004,361
Canadian Imperial Bank of Commerce,
2.33%, 11/13/18,
(1 mo. LIBOR US + 0.260%)(c)	4,500,000	4,501,674
Credit Industriel et Commercial/New York,
2.35%, 11/15/18,
(1 mo. LIBOR US + 0.280%)(c)	7,000,000	7,002,954
DNB Bank ASA/New York,
2.25%, 08/06/18,
(1 mo. LIBOR US + 0.160%)(c)	7,000,000	7,000,336
HSBC Bank USA N.A.,
2.30%, 09/04/18	10,000,000	10,001,587
Mitsubishi UFJ Trust & Banking Corp./NY,
2.37%, 08/31/18,
(1 mo. LIBOR US + 0.290%)(c)	1,000,000	1,000,292
Mizuho Bank Ltd.,
2.45%, 01/31/19	10,000,000	10,001,868
Svenska Handelsbanken/New York NY,
2.33%, 12/17/18,
(1 mo. LIBOR US + 0.260%)(c)	9,750,000	9,753,783

		56,266,855
COMMERCIAL PAPER — 40.3%
Antalis SA,
2.53%, 01/10/19(d)	3,830,000	3,787,410
ASB Finance Ltd.,
2.31%, 09/21/18,
(1 mo. LIBOR US + 0.230%)(c)(e)	4,000,000	3,999,652
AT&T Inc.,
2.84%, 12/06/18(d)	3,600,000	3,566,298
BASF SE,
2.21%, 09/25/18(d)	18,000,000	17,941,676
Bedford Row Funding Corp.,
2.79%, 05/02/19(d)	3,500,000	3,430,032
Bell Canada Inc.,
2.69%, 10/16/18(d)	8,400,000	8,356,664
BPCE,
2.64%, 02/08/19(d)	7,200,000	7,104,077
Canadian Imperial Bank of Commerce,
2.27%, 08/22/18,
(1 mo. LIBOR US + 0.190%)(c)(e)	4,000,000	4,000,640
Caterpiller Financial Services Corp.,
2.28%, 09/21/18(d)	590,000	588,036
CenterPoint Energy Resources Corp.,
2.36%, 08/07/18(d)	5,000,000	4,997,919
Ciesco LLC,
2.27%, 09/10/18(d)	6,000,000	5,985,698
CRC Funding LLC,
2.48%, 11/05/18(d)	12,500,000	12,423,680
Credit Agricole SA,
2.25%, 10/01/18(d)	8,250,000	8,220,702
Danske Corp.,
2.27%, 08/02/18(d)	4,200,000	4,199,539
DBS Bank Ltd.,
2.28%, 10/09/18(d)	13,600,000	13,542,166
Ford Motor Credit Co. LLC
2.24%, 09/18/2018(d)	4,250,000	4,237,233
2.44%, 08/14/2018(d)	14,600,000	14,588,043
General Electric Co.,
2.12%, 09/07/18(d)	3,430,000	3,422,679
Hyundai Capital America,
2.30%, 08/20/18(d)	5,000,000	4,993,742
ING U.S. Funding LLC,
2.22%, 09/07/18(d)	1,830,000	1,826,027
JPMorgan Securities LLC
2.53%, 02/22/2019(d)	7,000,000	6,898,699
2.56%, 01/28/2019(d)	6,750,000	6,666,412
Mizuho Bank Ltd.,
2.42%, 11/30/18(d)	7,000,000	6,945,178
Mondelez International Inc.,
2.40%, 09/20/18(d)(e)	11,300,000	11,262,220
National Securities Clearing Corp.,
2.27%, 10/16/18(d)	10,000,000	9,954,185
Natixis SA/New York NY,
2.49%, 12/19/18(d)	10,250,000	10,152,847

Security	Par/ Shares	Value
NextEra Energy Capital Holdings Inc.,
2.36%, 08/07/18(d)	$10,900,000	$10,895,316
Nieuw Amsterdam Receivables Corp.,
2.14%, 08/28/18(d)	5,000,000	4,992,071
Nutrien Ltd.,
2.56%, 09/28/18(d)	11,000,000	10,952,984
Oncor Electric Delivery Co. LLC,
2.41%, 08/15/18(d)	6,000,000	5,994,400
Praxair Inc.,
2.01%, 09/21/18(d)	9,830,000	9,801,900
Ridgefield Funding Co. LLC,
2.53%, 10/18/18,
(1 mo. LIBOR US + 0.450%)(c)(e)	2,700,000	2,700,643
Rogers Communications Inc.,
2.37%, 08/09/18(d)	10,000,000	9,994,455
Schlumberger Holdings Corp.,
2.52%, 09/04/18(d)(e)	4,000,000	3,991,184
Sumitomo Mitsui Trust Bank Ltd./New York,
2.33%, 10/04/18(d)	4,000,000	3,984,869
Suncor Energy Inc.
2.54%, 08/02/2018(d)	10,000,000	9,998,783
2.57%, 09/04/2018(d)	9,000,000	8,979,989
2.64%, 10/15/2018(d)	5,000,000	4,974,097
Swedbank AB,
2.31%, 12/03/18(d)	5,200,000	5,159,231
Telstra Corp. Ltd.,
2.43%, 10/22/18(d)	15,000,000	14,917,553
United Overseas Bank Ltd.
2.27%, 08/29/2018(d)(e)	4,000,000	3,993,507
2.48%, 11/21/2018(d)	2,500,000	2,481,637
2.48%, 12/10/2018(d)	4,800,000	4,757,866
Victory Receivables Corp.
2.17%, 09/17/2018(d)	4,000,000	3,988,939
2.31%, 10/11/2018(d)(e)	11,000,000	10,951,468
VW Credit Inc.,
2.38%, 08/13/18(d)	255,000	254,794

		316,857,140
U.S. TREASURY OBLIGATIONS(d) — 5.0%
U.S. Treasury Bill
1.92%, 08/30/18	3,500,000	3,494,640
1.98%, 10/04/18	15,000,000	14,948,600
2.00%, 10/18/18	10,000,000	9,957,615
2.06%, 11/29/18	11,000,000	10,925,658

		39,326,513
MONEY MARKET FUNDS — 15.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(f)(g)(h)	9,165,437	9,168,186
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(f)(g)	110,790,026	110,790,026

		119,958,212

TOTAL SHORT-TERM INVESTMENTS — 67.8%
(Costs: $531,491,684)		532,408,720

TOTAL INVESTMENTS IN SECURITIES — 98.1%
(Cost: $763,709,188)		770,381,476
Other Assets, Less Liabilities — 1.9%		14,923,766

NET ASSETS — 100.0%		$785,305,242

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

5

Consolidated Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® COMMODITIES SELECT STRATEGY ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17	Net activity	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,078,969	8,086,468	9,165,437	$9,168,186	$29,912	(a)	$539	$1,123
BlackRock Cash Funds: Treasury, SL Agency Shares	20,267,041	90,522,985	110,790,026	110,790,026	1,205,750		—	—

				$119,958,212	$1,235,662		$539	$1,123

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation/ (depreciation)
Long Contracts
Aluminum	517	12/16/19	$27,569	$142,333
Brent Crude Oil	1,063	04/30/19	78,056	(2,662,511)
Cattle Feeder	123	10/25/18	9,222	(88,573)
Cocoa	113	12/13/18	2,509	(291,312)
Coffee	126	03/19/19	5,509	(248,450)
Copper	203	12/16/19	32,422	(115,585)
Corn	1,821	12/13/19	37,171	1,555,309
Cotton	290	12/06/18	12,991	1,169,066
Gasoline RBOB	226	09/28/18	18,661	794,026
Gold	222	04/26/19	27,637	(602,150)
KC HRW Wheat	537	12/14/18	15,687	1,420,924
Lead	102	09/17/18	5,492	(235,273)
Lean Hogs	555	10/12/18	11,261	(2,822,766)
Live Cattle	595	02/28/19	27,792	131,352
Low Sulphur Gasoil	326	11/12/18	21,459	(718,565)
Natural Gas	414	03/27/19	10,830	(77,805)
Nickel	74	12/17/18	6,253	(163,603)
NY Harb ULSD	192	02/28/19	17,322	(113,453)
Silver	38	12/27/18	2,975	(104,164)
Soybean	493	03/14/19	23,134	1,173,054
Sugar	821	06/28/19	10,924	(405,721)
Wheat	719	12/14/18	20,608	1,002,950
WTI Crude Oil	1,642	08/21/18	112,904	(3,143,137)
Zinc	127	10/15/18	8,337	94,098

				$(4,309,956)

6

Consolidated Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® COMMODITIES SELECT STRATEGY ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$236,300,371	$—	$—	$236,300,371
Preferred Stocks	1,672,385	—	—	1,672,385
Certificates of Deposit	—	56,266,855	—	56,266,855
Commercial Paper	—	316,857,140	—	316,857,140
U.S. Treasury Obligations	—	39,326,513	—	39,326,513
Money Market Funds	119,958,212	—	—	119,958,212

	$357,930,968	$412,450,508	$—	$770,381,476

Derivative financial instruments(a)
Assets
Futures Contracts	$7,483,112	$—	$—	$7,483,112
Liabilities
Futures Contracts	(11,793,068)	—	—	(11,793,068)

	$(4,309,956)	$—	$—	$(4,309,956)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR  —  American Depositary Receipt

NVS  —  Non-Voting Shares

Portfolio Abbreviations — Fixed Income

LIBOR  —  London Interbank Offered Rate

7

Consolidated Schedule of Investments (Unaudited) July 31, 2018	iSHARES® GOLD STRATEGY ETF (Percentages shown are based on Net Assets)

Security	Shares/ Par	Value
INVESTMENT COMPANIES

UNITED STATES — 21.0%
iShares Gold Trust(a)(b)	84,338	$990,128

TOTAL INVESTMENT COMPANIES
(Cost: $1,049,165)		990,128

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER — 36.1%
American Honda Finance Corp.,
2.25%, 10/05/18(c)	$160,000	159,381
Caterpiller Financial Services Corp.,
2.28%, 09/21/18(c)	160,000	159,466
Commonwealth Bank of Australia,
2.32%, 09/19/18(c)	250,000	249,270
General Electric Co.,
2.12%, 09/07/18(c)	170,000	169,637
ING U.S. Funding LLC,
2.22%, 09/07/18(c)	170,000	169,631
Praxair Inc.,
2.01%, 09/21/18(c)	170,000	169,514
Prudential PLC,
2.12%, 09/10/18(c)	250,000	249,420
Swedbank AB,
2.26%, 10/01/18(c)	210,000	209,288
Toyota Motor Credit Corp.,
2.38%, 08/23/18(c)	170,000	169,792

		1,705,399
U.S. TREASURY OBLIGATIONS — 40.4%
U.S. Treasury Bill
1.82%, 08/02/18(c)	605,000	604,970
1.87%, 08/09/18(c)	450,000	449,814

Security	Par/ Shares	Value
1.89%, 08/16/18(c)	$600,000	$599,534
1.92%, 08/30/18(c)	250,000	249,617

		1,903,935
MONEY MARKET FUNDS — 6.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(a)(d)	281,516	281,516

TOTAL SHORT-TERM INVESTMENTS — 82.5%
(Costs: $3,890,850)		3,890,850

TOTAL INVESTMENTS IN SECURITIES — 103.5%
(Cost: $4,940,015)		4,880,978
Other Assets, Less Liabilities — (3.5)%		(163,106)

NET ASSETS — 100.0%		$4,717,872

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Rates are discount rates or a range of discount rates at the time of purchase.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 06/08/18(a)	Shares purchased		Shares sold	Shares held at 07/31/18	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	281,516	(b)	—	281,516	$281,516	$1,393	$—	$—
iShares Gold Trust	—	96,338		(12,000)	84,338	990,128	—	(8,642)	(59,037)

						$1,271,644	$1,393	$(8,642)	$(59,037)

(a)	The Fund commenced operations on June 08, 2018.
(b)	Net of purchases and sales.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation/ (depreciation)
Long Contracts
Gold	29	12/27/18	$3,577	$1,112

8

Consolidated Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® GOLD STRATEGY ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$990,128	$—	$—	$990,128
Commercial Paper	—	1,705,399	—	1,705,399
U.S. Treasury Obligations	—	1,903,935	—	1,903,935
Money Market Funds	281,516	—	—	281,516

	$1,271,644	$3,609,334	$—	$4,880,978

Derivative financial instruments(a)
Assets
Futures Contracts	$1,112	$—	$—	$1,112

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

9

Schedule of Investments (Unaudited) July 31, 2018	iSHARES® INFLATION HEDGED CORPORATE BOND ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
INVESTMENT COMPANIES

EXCHANGE-TRADED FUNDS — 94.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	82,971	$9,604,723

TOTAL INVESTMENT COMPANIES — 94.9%
(Cost: $9,500,910)		9,604,723

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(a)(b)	100,905	100,905

TOTAL SHORT-TERM INVESTMENTS — 1.0%
(Cost: $100,905)		100,905

TOTAL INVESTMENTS IN SECURITIES — 95.9%
(Cost: $9,601,815)		9,705,628
Other Assets, Less Liabilities — 4.1%		415,104

NET ASSETS — 100.0%		$10,120,732

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2018, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 05/08/18(a)	Shares purchased		Shares sold	Shares held at 07/31/18	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	100,905	(b)	—	100,905	$100,905	$610	$—	$—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	82,986		(15)	82,971	9,604,723	58,174	9	103,813

						$9,705,628	$58,784	$9	$103,813

(a)	The Fund commenced operations on May 08, 2018.
(b)	Net of purchases and sales.

Futures Contracts

Futures contracts outstanding as of July 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value/ unrealized appreciation/ (depreciation)
Long Contracts
10-Year U.S. Treasury Note	4	09/19/18	$478	$109

10

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® INFLATION HEDGED CORPORATE BOND ETF

Centrally Cleared Inflation Swaps

Centrally cleared inflation swap contracts outstanding as of July 31, 2018 were as follows:

Paid by the Fund		Received by the Fund		Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(000)	Value	(Received)	(Depreciation)
2.21%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/21	$(1,892)	$1,812	$20	$1,792
2.29	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/23	(3,684)	4,813	56	4,757
2.37	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/28	(4,296)	6,872	100	6,772
2.40	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/48	(296)	1,886	15	1,871

						$15,383	$191	$15,192

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$9,604,723	$—	$—	$9,604,723
Money Market Funds	100,905	—	—	100,905

	$9,705,628	$—	$—	$9,705,628

Derivative financial instruments(a)
Assets
Futures Contracts	$109	$—	$—	$109
Swaps	—	15,192	—	15,192

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

11

Schedule of Investments (Unaudited) July 31, 2018	iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
INVESTMENT COMPANIES

EXCHANGE-TRADED FUNDS — 95.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	1,963,629	$227,309,693

TOTAL INVESTMENT COMPANIES — 95.4%
(Cost: $230,322,519)		227,309,693

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 21.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(a)(c)(d)	47,905,550	47,919,922
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(a)(c)	3,934,472	3,934,472

		51,854,394

TOTAL SHORT-TERM INVESTMENTS — 21.8%
(Cost: $51,840,310)		51,854,394

TOTAL INVESTMENTS IN SECURITIES — 117.2%
(Cost: $282,162,829)		279,164,087
Other Assets, Less Liabilities — (17.2)%		(41,067,588)

NET ASSETS — 100.0%		$238,096,499

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	32,012,834	15,892,716	(a)	—	47,905,550	$47,919,922	$99,995	(b)	$2,006	$17,231
BlackRock Cash Funds: Treasury, SL Agency Shares	282,604	3,651,868	(a)	—	3,934,472	3,934,472	21,548		—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	617,766	1,405,004		(59,141)	1,963,629	227,309,693	3,263,176		107,343	(4,848,872)

						$279,164,087	$3,384,719		$109,349	$(4,831,641)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Centrally cleared interest rate swap contracts outstanding as of July 31, 2018 were as follows:

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
1.01%	Semi-annual	2.35%	Quarterly	N/A	12/08/18	$(8,470)	$43,106	$16,645	$26,461
1.17	Semi-annual	2.35	Quarterly	N/A	12/08/21	(62,103)	3,560,640	2,022,387	1,538,253
2.38	Semi-annual	2.35	Quarterly	N/A	01/12/23	(16,450)	413,314	292,580	120,734
2.46	Semi-annual	2.35	Quarterly	N/A	01/12/25	(31,660)	1,017,323	687,626	329,697
1.44	Semi-annual	2.35	Quarterly	N/A	12/08/26	(67,210)	7,990,343	5,823,117	2,167,226
1.70	Semi-annual	2.35	Quarterly	N/A	12/08/36	(13,500)	2,735,634	1,180,796	1,554,838
2.34	Semi-annual	2.35	Quarterly	N/A	12/08/36	(29,315)	3,254,408	2,733,088	521,320
1.77	Semi-annual	2.35	Quarterly	N/A	12/08/46	(27,241)	7,087,941	5,931,528	1,156,413

							$26,102,709	$18,687,767	$7,414,942

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

12

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$227,309,693	$—	$—	$227,309,693
Money Market Funds	51,854,394	—	—	51,854,394

	$279,164,087	$—	$—	$279,164,087

Derivative financial instruments(a)
Assets
Swaps	$—	$7,414,942	$—	$7,414,942

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

13

Schedule of Investments (Unaudited) July 31, 2018	iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
INVESTMENT COMPANIES

EXCHANGE-TRADED FUNDS — 96.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	45,910	$5,006,945

TOTAL INVESTMENT COMPANIES — 96.3%
(Cost: $5,204,347)		5,006,945

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(a)(b)	73,578	73,578

TOTAL SHORT-TERM INVESTMENTS — 1.4%
(Cost: $73,578)		73,578

TOTAL INVESTMENTS IN SECURITIES — 97.7%
(Cost: $5,277,925)		5,080,523
Other Assets, Less Liabilities — 2.3%		118,034

NET ASSETS — 100.0%		$5,198,557

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(a)	—	—	$—	$359	(b)	$218	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,670	56,908	(a)	—	73,578	73,578	602		—	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	22,057	24,081		(228)	45,910	5,006,945	131,541		(403)	(273,090)

						$5,080,523	$132,502		$(185)	$(273,090)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Centrally cleared interest rate swap contracts outstanding as of July 31, 2018 were as follows:

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
1.01%	Semi-annual	2.35%	Quarterly	N/A	12/08/18	$(706)	$3,594	$1,664	$1,929
1.17	Semi-annual	2.35	Quarterly	N/A	12/08/21	(1,947)	111,630	59,434	52,196
2.46	Semi-annual	2.35	Quarterly	N/A	01/12/25	(87)	2,796	761	2,035
1.44	Semi-annual	2.35	Quarterly	N/A	12/08/26	(2,045)	243,122	160,102	83,021
2.34	Semi-annual	2.35	Quarterly	N/A	12/08/36	(134)	14,876	12,123	2,753
2.41	Semi-annual	2.35	Quarterly	N/A	06/19/37	(509)	52,339	4,796	47,542

1.77	Semi-annual	2.35	Quarterly	N/A	12/08/46	(327)	85,211	66,030	19,181

							$513,568	$304,910	$208,657

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

14

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$5,006,945	$—	$—	$5,006,945
Money Market Funds	73,578	—	—	73,578

	$5,080,523	$—	$—	$5,080,523

Derivative financial instruments(a)
Assets
Swaps	$—	$208,657	$—	$208,657

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

15

Schedule of Investments (Unaudited) July 31, 2018	iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
INVESTMENT COMPANIES

EXCHANGE-TRADED FUNDS — 97.8%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	3,809,706	$328,091,881

TOTAL INVESTMENT COMPANIES — 97.8%
(Cost: $332,374,408)		328,091,881

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 46.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(a)(c)(d)	153,948,551	153,994,735
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(a)(c)	3,626,195	3,626,195

		157,620,930

TOTAL SHORT-TERM INVESTMENTS — 46.9%
(Cost: $157,595,274)		157,620,930

TOTAL INVESTMENTS IN SECURITIES — 144.7%
(Cost: $489,969,682)		485,712,811
Other Assets, Less Liabilities — (44.7)%		(150,142,954)

NET ASSETS — 100.0%		$335,569,857

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	45,737,039	108,211,512	(a)	—	153,948,551	$153,994,735	$1,229,854	(b)	$(4,792)	$25,656
BlackRock Cash Funds: Treasury, SL Agency Shares	1,161,712	2,464,483	(a)	—	3,626,195	3,626,195	28,426		—	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,526,823	2,604,805		(321,922)	3,809,706	328,091,881	8,794,769		73,150	(4,734,742)

						$485,712,811	$10,053,049		$68,358	$(4,709,086)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Centrally cleared interest rate swap contracts outstanding as of July 31, 2018 were as follows:

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
1.33%	Semi-annual	2.35%	Quarterly	NA	12/09/18	$(82,543)	$327,269	$439,466	$153,186
2.17	Semi-annual	2.35	Quarterly	NA	01/12/20	(52,100)	462,920	235,631	270,379
1.82	Semi-annual	2.35	Quarterly	NA	12/09/21	(81,250)	2,971,902	654,721	2,433,081
2.38	Semi-annual	2.35	Quarterly	NA	01/12/23	(68,491)	1,720,867	1,183,044	595,455
2.46	Semi-annual	2.35	Quarterly	NA	01/12/25	(61,801)	1,985,836	891,101	1,134,983
1.44	Semi-annual	2.35	Quarterly	NA	12/08/26	(6,600)	784,649	761,973	47,199
2.23	Semi-annual	2.35	Quarterly	NA	12/09/26	(25,075)	1,502,192	472,040	1,058,700

							$9,755,635	$4,637,976	$5,692,983

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

16

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$328,091,881	$—	$—	$328,091,881
Money Market Funds	157,620,930	—	—	157,620,930

	$485,712,811	$—	$—	$485,712,811

Derivative financial instruments(a)
Assets
Swaps	$—	$5,692,983	$—	$5,692,983

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

17

Schedule of Investments (Unaudited) July 31, 2018	iSHARES® INTEREST RATE HEDGED LONG-TERM CORPORATE BOND ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
INVESTMENT COMPANIES

EXCHANGE-TRADED FUNDS — 93.3%
iShares 10+ Year Credit Bond ETF(a)	625,293	$36,836,011

TOTAL INVESTMENT COMPANIES — 93.3%
(Cost: $37,606,965)		36,836,011

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(a)(b)	801,834	801,834

TOTAL SHORT-TERM INVESTMENTS — 2.0%
(Cost: $801,834)		801,834

TOTAL INVESTMENTS IN SECURITIES — 95.3%
(Cost: $38,408,799)		37,637,845
Other Assets, Less Liabilities — 4.7%		1,855,197

NET ASSETS — 100.0%		$39,493,042

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 07/31/18	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(a)	—	—	$—	$25,508	(b)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,582	788,252	(a)	—	801,834	801,834	5,595		—	—
iShares 10+ Year Credit Bond ETF	237,854	412,470		(25,031)	625,293	36,836,011	843,220		(71,062)	(1,571,578)

						$37,637,845	$874,323		$(71,062)	$(1,571,578)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Centrally cleared interest rate swap contracts outstanding as of July 31, 2018 were as follows:

Paid by the Fund		Received by the Fund		Effective	Termination	Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	Amount (000)	Value	(Received)	(Depreciation)
2.38%	Semi-annual	2.35%	Quarterly	NA	01/12/23	$(2,560)	$64,321	$53,819	$10,502
2.46	Semi-annual	2.35	Quarterly	NA	01/12/25	(10)	321	22	299
1.44	Semi-annual	2.35	Quarterly	NA	12/08/26	(8,636)	1,026,701	602,811	423,890
1.70	Semi-annual	2.35	Quarterly	NA	12/08/36	(4,823)	977,331	414,262	563,068
2.34	Semi-annual	2.35	Quarterly	NA	12/08/36	(12,435)	1,380,473	696,424	684,049
1.77	Semi-annual	2.35	Quarterly	NA	12/08/46	(10,409)	2,708,358	2,025,334	683,024

							$6,157,505	$3,792,672	$2,364,832

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

18

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® INTEREST RATE HEDGED LONG-TERM CORPORATE BOND ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$36,836,011	$—	$—	$36,836,011
Money Market Funds	801,834	—	—	801,834

	$37,637,845	$—	$—	$37,637,845

Derivative financial instruments(a)
Assets
Swaps	$—	$2,364,832	$—	$2,364,832

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

19

Schedule of Investments (Unaudited) July 31, 2018	iSHARES® SHORT MATURITY BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
ASSET-BACKED SECURITIES
Adams Mill CLO Ltd.,
Series 2014-1A, Class A2R,
3.44%, 07/15/26 (Call 10/15/18),
(3 mo. LIBOR US + 1.100%)(a)(b)	$6,835	$6,834,910
Ally Auto Receivables Trust,
2.72%, 05/17/21 (Call 12/15/21)	12,910	12,905,640
ALM VII Ltd.,
Series 2012-7A, Class A1R,
3.82%, 10/15/28 (Call 10/15/18),
(3 mo. LIBOR US + 1.480%)(a)(b)	9,000	9,049,279
ALM XII Ltd.,
3.23%, 04/16/27 (Call 01/16/19),
(3 mo. LIBOR US + 0.890%)(a)(b)	3,735	3,722,571
American Express Credit Account Master Trust
Series 2017-1, Class A,
1.93%, 09/15/22	10,500	10,344,366
Series 2017-4, Class A,
1.64%, 12/15/21	21,395	21,228,622
Americredit Automobile Receivables Trust,
2.71%, 07/19/21 (Call 04/18/22)	12,140	12,126,290
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A3,
1.53%, 07/08/21 (Call 12/08/20)	23,518	23,354,065
Series 2017-1, Class A3,
1.87%, 08/18/21 (Call 09/18/20)	820	813,625
Series 2017-3, Class A3,
1.90%, 03/18/22 (Call 04/18/21)	19,200	18,917,988
AMMC CLO 15 Ltd.,
Series 2014-15A, Class AXR,
3.58%, 12/09/26 (Call 12/09/18),
(3 mo. LIBOR US + 1.250%)(a)(b)	1,875	1,876,667
Apidos CLO XVII,
Series 2014-17A, Class A1R,
3.65%, 04/17/26 (Call 10/17/18),
(3 mo. LIBOR US + 1.310%)(a)(b)	7,902	7,901,503
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2017-FL1, Class A,
3.37%, 04/15/27 (Call 11/15/19),
(1 mo. LIBOR US + 1.300%)(a)(b)	12,170	12,208,920
Ares XXIX CLO Ltd.,
Series 2014-1A, Class A1R,
3.53%, 04/17/26 (Call 10/17/18),
(3 mo. LIBOR US + 1.190%)(a)(b)	9,304	9,304,364
Atlas Senior Loan Fund III Ltd.,
Series 2013-1A, Class AR,
3.15%, 11/17/27 (Call 11/17/18),
(3 mo. LIBOR US + 0.830%)(a)(b)	4,350	4,322,699
Atlas Senior Loan Fund IV Ltd.,
3.02%, 02/17/26 (Call 11/15/18),
(3 mo. LIBOR US + 0.680%)(a)(b)	6,095	6,084,822
Atrium X,
Series 10A, Class AR,
3.29%, 07/16/25 (Call 10/16/18),
(3 mo. LIBOR US + 0.950%)(a)(b)	9,018	9,014,298
Avery Point IV CLO Ltd.,
3.44%, 04/25/26 (Call 10/25/18),
(3 mo. LIBOR US + 1.100%)(a)(b)	6,850	6,849,083
BA Credit Card Trust,
1.95%, 08/15/22	21,000	20,672,295
BlueMountain CLO Ltd.
Series 2012-2A, Class AR,
3.75%, 11/20/28 (Call 11/20/18),
(3 mo. LIBOR US + 1.420%)(a)(b)	11,000	11,014,723
Series 2013-4A, Class AR,
3.35%, 04/15/25 (Call 10/15/18),
(3 mo. LIBOR US + 1.010%)(a)(b)	3,504	3,503,565
BMW Floorplan Master Owner Trust,
2.39%, 05/15/23,
(1 mo. LIBOR US + 0.320%)(a)(b)	21,060	21,059,979
Cabela’s Credit Card Master Note Trust,
Series 2014-2, Class A,
2.52%, 07/15/22,
(1 mo. LIBOR US + 0.450%)(b)	3,500	3,508,049
Capital One Multi-Asset Execution Trust,
Series 2016-A1, Class A1,
2.52%, 02/15/22,
(1 mo. LIBOR US + 0.450%)(b)	38,000	38,102,596

Security	Par (000)	Value
Carlyle Global Market Strategies CLO Ltd.
Series 2012-3A, Class A1R,
3.79%, 10/14/28 (Call 10/14/18),
(3 mo. LIBOR US + 1.450%)(a)(b)	$9,000	$9,003,941
Series 2013-2A, Class AR,
3.22%, 01/18/29 (Call 01/18/19),
(3 mo. LIBOR US + 0.890%)(a)(b)	6,210	6,203,067
Series 2014-5A, Class A1R,
3.48%, 10/16/25 (Call 10/16/18),
(3 mo. LIBOR US + 1.140%)(a)(b)	8,750	8,749,889
CarMax Auto Owner Trust
Series 2015-1, Class A4,
1.83%, 04/15/19 (Call 03/15/19)	26,155	26,056,346
Series 2018-2, Class A2,
2.73%, 08/16/21 (Call 03/15/22)	11,660	11,643,534
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class A1R,
3.56%, 06/09/30 (Call 06/09/19),
(3 mo. LIBOR US + 1.230%)(a)(b)	8,000	8,001,709
Chase Issuance Trust
Series 2013-A9, Class A,
2.49%, 11/16/20,
(1 mo. LIBOR US + 0.420%)(b)	11,815	11,826,758
Series 2014-A5, Class A5,
2.44%, 04/15/21,
(1 mo. LIBOR US + 0.370%)(b)	7,000	7,011,968
Series 2016-A1, Class A,
2.48%, 05/17/21,
(1 mo. LIBOR US + 0.410%)(b)	36,750	36,855,109
Chesapeake Funding II LLC
Series 2016-1A, Class A2,
3.22%, 03/15/28,
(1 mo. LIBOR US + 1.150%)(a)(b)	7,957	7,983,365
Series 2016-2A, Class A2,
3.07%, 06/15/28,
(1 mo. LIBOR US + 1.000%)(a)(b)	6,959	6,981,845
CIFC Funding Ltd.,
Series 2015-2A, Class AR,
3.12%, 04/15/27 (Call 10/15/18),
(3 mo. LIBOR US + 0.780%)(a)(b)	17,000	16,952,743
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1,
1.75%, 11/19/21	14,385	14,181,550
Series 2017-A9, Class A9,
1.80%, 09/20/21	14,535	14,365,500
CNH Equipment Trust,
Series 2017-B, Class A3,
1.86%, 09/15/22 (Call 04/15/21)	19,320	18,984,694
Discover Card Execution Note Trust
Series 2013-A6, Class A6,
2.52%, 04/15/21,
(1 mo. LIBOR US + 0.450%)(b)	17,061	17,073,497
Series 2014-A1, Class A1,
2.50%, 07/15/21,
(1 mo. LIBOR US + 0.430%)(b)	6,760	6,770,082
Series 2016-A1, Class A1,
1.64%, 07/15/21	8,915	8,879,341
Drive Auto Receivables Trust
2.64%, 09/15/20 (Call 02/15/22)	13,150	13,145,480
2.75%, 10/15/20 (Call 03/15/22)	12,000	11,999,286
3.01%, 11/15/21 (Call 03/15/22)	35,660	35,651,545
Series 2017-2, Class B,
2.25%, 06/15/21 (Call 04/15/20)	3,590	3,584,616
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR,
3.25%, 04/15/29 (Call 10/15/19),
(3 mo. LIBOR US + 0.900%)(a)(b)	16,350	16,239,973
Enterprise Fleet Financing LLC
2.13%, 07/20/22(a)	2,346	2,332,571
2.13%, 05/22/23(a)	7,610	7,531,829
Series 2015-2, Class A3,
2.09%, 02/22/21(a)	3,651	3,640,303
Series 2016-1, Class A2,
1.83%, 09/20/21(a)	3,997	3,989,778
Series 2017-2, Class A2,
1.97%, 01/20/23(a)	14,729	14,612,112
Ford Credit Floorplan Master Owner Trust
Series 2014-2, Class A,
2.57%, 02/15/21,
(1 mo. LIBOR US + 0.500%)(b)	11,000	11,024,717
Series 2015-4, Class A2,
2.67%, 08/15/20,
(1 mo. LIBOR US + 0.600%)(b)	5,485	5,485,804

20

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® SHORT MATURITY BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2016-1, Class A2,
2.97%, 02/15/21,
(1 mo. LIBOR US + 0.900%)(b)	$10,000	$10,042,463
Series 2016-3, Class A2,
2.69%, 07/15/21,
(1 mo. LIBOR US + 0.620%)(b)	10,000	10,043,515
Ford Credit Floorplan Master Owner Trust A,
Series 2016-1, Class A1,
1.76%, 02/15/21	24,775	24,652,265
Honda Auto Receivables Owner Trust
3.16%, 08/19/24 (Call 07/18/21)	5,705	5,713,709
Series 2015-3, Class A4,
1.56%, 10/18/21 (Call 11/18/18)	9,418	9,391,448
Series 2015-4, Class A4,
1.44%, 01/21/22 (Call 02/21/19)	6,025	5,983,499
Series 2016-2, Class A3,
1.39%, 04/15/20 (Call 07/15/19)	5,861	5,834,392
Series 2016-2, Class A4,
1.62%, 08/15/22 (Call 07/15/19)	18,000	17,798,204
John Deere Owner Trust,
Series 2017-B, Class A3,
1.82%, 10/15/21 (Call 01/15/21)	9,890	9,741,337
LCM Xxiv Ltd.,
Series 24A, Class A,
3.66%, 03/20/30 (Call 04/20/19),
(3 mo. LIBOR US + 1.310%)(a)(b)	2,000	2,006,009
LoanCore Issuer Ltd.,
3.20%, 05/15/28 (Call 05/15/20),
(1 mo. LIBOR US + 1.130%)(a)(b)(c)	9,450	9,437,352
Madison Park Funding X Ltd.,
Series 2012-10A, Class AR,
3.80%, 01/20/29 (Call 01/20/19),
(3 mo. LIBOR US + 1.450%)(a)(b)	6,250	6,263,575
Marathon CRE Ltd.,
3.15%, 06/15/28,
(1 mo. LIBOR US + 1.150%)(a)(b)(c)	3,640	3,635,881
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Class A3,
1.26%, 02/16/21 (Call 05/15/20)	7,115	7,053,140
Mercedes-Benz Master Owner Trust
2.41%, 05/15/23,
(1 mo. LIBOR US + 0.340%)(a)(b)	21,820	21,830,498
Series 2016-BA, Class A,
2.77%, 05/17/21,
(1 mo. LIBOR US + 0.700%)(a)(b)	11,375	11,423,700
Series 2017-BA, Class A,
2.49%, 05/16/22,
(1 mo. LIBOR US + 0.420%)(a)(b)	14,540	14,586,576
Navient Private Education Loan Trust
2.42%, 12/15/59 (Call 08/15/27),
(1 mo. LIBOR US + 0.350%)(a)(b)	20,056	20,053,947
Series 2014-CT, Class A,
2.77%, 09/16/24 (Call 09/15/21),
(1 mo. LIBOR US + 0.700%)(a)(b)	1,129	1,130,402
Navient Private Education Refi Loan Trust,
3.01%, 06/16/42 (Call 07/15/26)(a)	26,040	26,037,615
Navient Student Loan Trust,
Series 2015-2, Class A2,
2.48%, 08/27/29 (Call 10/25/26),
(1 mo. LIBOR US + 0.420%)(b)	2,633	2,636,612
Nissan Auto Receivables Owner Trust,
Series 2016-B, Class A3,
1.32%, 01/15/21 (Call 09/15/20)	19,045	18,874,580
Nissan Master Owner Trust Receivables
2.39%, 10/17/22,
(1 mo. LIBOR US + 0.320%)(b)	7,035	7,039,412
Series 2016-A, Class A1,
2.71%, 06/15/21,
(1 mo. LIBOR US + 0.640%)(b)	18,500	18,567,005
Series 2017-B, Class A,
2.50%, 04/18/22,
(1 mo. LIBOR US + 0.430%)(b)	22,513	22,591,782
Octagon Investment Partners 24 Ltd.,
Series 2015-1A, Class A1R,
3.23%, 05/21/27 (Call 08/21/18),
(3 mo. LIBOR US + 0.900%)(a)(b)	18,600	18,581,380
OHA Credit Partners IX Ltd.,
Series 2013-9A, Class A1R,
3.36%, 10/20/25 (Call 10/20/18),
(3 mo. LIBOR US + 1.010%)(a)(b)	974	973,491

Security	Par (000)	Value
OZLM VIII Ltd.,
Series 2014-8A, Class A1AR,
3.47%, 10/17/26 (Call 10/17/18),
(3 mo. LIBOR US + 1.130%)(a)(b)	$2,500	$2,499,970
PFS Financing Corp.,
Series 2017-C, Class A,
2.54%, 10/15/21,
(1 mo. LIBOR US + 0.470%)(a)(b)	14,850	14,878,102
Prestige Auto Receivables Trust,
Series 2016-2A, Class A2,
1.46%, 07/15/20 (Call 11/15/20)(a)	2,257	2,254,227
Santander Drive Auto Receivables Trust
Series 2017-2, Class A3,
1.87%, 12/15/20 (Call 04/15/20)	4,065	4,057,816
Series 2017-3, Class A3,
1.87%, 06/15/21 (Call 10/15/20)	11,130	11,069,054
SLM Private Credit Student Loan Trust,
Series 2005-A, Class A3,
2.54%, 06/15/23 (Call 12/15/27),
(3 mo. LIBOR US + 0.200%)(b)	8,399	8,384,666
SLM Private Education Loan Trust
Series 2011-C, Class A2A,
5.32%, 10/17/44 (Call 04/15/21),
(1 mo. LIBOR US + 3.250%)(a)(b)	761	778,579
Series 2012-E, Class A2B,
3.82%, 06/15/45 (Call 09/15/18),
(1 mo. LIBOR US + 1.750%)(a)(b)	1,472	1,472,010
Series 2013-A, Class A2B,
3.12%, 05/17/27 (Call 01/15/20),
(1 mo. LIBOR US + 1.050%)(a)(b)	95	95,730
Series 2013-C, Class A2B,
3.47%, 10/15/31 (Call 05/15/21),
(1 mo. LIBOR US + 1.400%)(a)(b)	10,710	10,782,238
SLM Student Loan Trust,
Series 2011-2, Class A1,
2.66%, 11/25/27 (Call 08/25/31),
(1 mo. LIBOR US + 0.600%)(b)	483	485,070
SMB Private Education Loan Trust
2.40%, 12/16/24,
(1 mo. LIBOR US + 0.320%)(a)(b)	6,730	6,729,337
Series 2015-A, Class A2A,
2.49%, 06/15/27 (Call 02/15/27)(a)	11,479	11,323,097
Series 2016-C, Class A1,
2.62%, 11/15/23,
(1 mo. LIBOR US + 0.550%)(a)(b)	1,750	1,750,646
Series 2017-A, Class A2B,
2.97%, 09/15/34,
(1 mo. LIBOR US + 0.900%)(a)(b)	30,000	30,260,826
Series 2017-B, Class A1,
2.34%, 06/17/24,
(1 mo. LIBOR US + 0.270%)(a)(b)	3,330	3,329,407
SoFi Professional Loan Program LLC
Series 16-C, Class A1,
3.16%, 10/27/36 (Call 10/25/24),
(1 mo. LIBOR US + 1.100%)(a)(b)	3,735	3,779,291
Series 16-C, Class A2A,
1.48%, 05/26/31 (Call 10/25/24)(a)	935	932,388
Series 2014-A, Class A1,
3.66%, 06/25/25 (Call 01/25/20),
(1 mo. LIBOR US + 1.600%)(a)(b)	262	263,884
Series 2014-B, Class A1,
3.31%, 08/25/32 (Call 10/25/20),
(1 mo. LIBOR US + 1.250%)(a)(b)	218	220,161
Series 2014-B, Class A2,
2.55%, 08/27/29 (Call 10/25/20)(a)	1,232	1,220,647
Series 2015-A, Class A1,
3.26%, 03/25/33 (Call 05/25/21),
(1 mo. LIBOR US + 1.200%)(a)(b)	637	643,437
Series 2015-B, Class A1,
3.11%, 04/25/35 (Call 09/25/22),
(1 mo. LIBOR US + 1.050%)(a)(b)	3,374	3,420,712
TCI-Flatiron CLO Ltd.,
Series 2016-1A, Class A,
3.89%, 07/17/28,
(3 mo. LIBOR US + 1.550%)(a)(b)	6,850	6,871,439
TICP CLO I Ltd.,
Series 2015-1A, Class AR,
3.15%, 07/20/27 (Call 01/20/19),
(3 mo. LIBOR US + 0.800%)(a)(b)	4,015	3,991,295

21

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® SHORT MATURITY BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wheels SPV 2 LLC
Series 2015-1A, Class B,
1.88%, 04/20/26 (Call 01/20/21)(a)	$1,545	$1,531,312
Series 2016-1A, Class A2,
1.59%, 05/20/25 (Call 10/20/19)(a)	513	511,356

TOTAL ASSET-BACKED SECURITIES —24.8%
(Cost: $1,089,156,219)		1,086,944,357

CERTIFICATES OF DEPOSIT
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
2.83%, 09/09/19,
(3 mo. LIBOR US + 0.450%)(b)	6,000	6,013,065
BNP Paribas SA/New York NY,
2.59%, 12/28/18,
(3 mo. LIBOR US + 0.250%)(b)	9,000	9,006,152
Canadian Imperial Bank of Commerce/ New York NY,
2.76%, 09/20/19,
(3 mo. LIBOR US + 0.410%)(b)	15,000	15,033,397
Commonwealth Bank of Australia/ New York NY,
2.53%, 03/18/19,
(3 mo. LIBOR US + 0.200%)(b)	15,000	15,025,470
Credit Suisse AG/New York NY
2.63%, 05/01/19,
(3 mo. LIBOR US + 0.270%)(b)	16,000	16,003,556
2.67%, 03/14/19,
(3 mo. LIBOR US + 0.330%)(b)	15,000	15,011,775
Royal Bank of Canada/New York NY,
2.52%, 02/07/19,
(3 mo. LIBOR US + 0.160%)(b)	15,000	15,008,715
Standard Chartered Bank/New York,
2.29%, 08/16/18,
(1 mo. LIBOR US + 0.220%)(b)	15,000	15,002,040

TOTAL CERTIFICATES OF DEPOSIT — 2.4%
(Cost: $105,991,620)		106,104,170

COLLATERIZED MORTGAGE OBLIGATIONS

MORTGAGE-BACKED SECURITIES — 3.9%
Americold LLC,
Series 2010-ARTA, Class A1,
3.85%, 01/14/29(a)	3,672	3,699,871
AOA Mortgage Trust,
2.96%, 12/13/29(a)	6,920	6,819,510
Aventura Mall Trust,
Series 2013-AVM, Class A,
3.74%, 12/05/32(a)(b)	4,650	4,716,858
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class A,
3.12%, 09/15/26,
(1 mo. LIBOR US + 1.050%)(a)(b)	525	524,882
Series 2014-FL1, Class A,
3.47%, 12/15/31,
(1 mo. LIBOR US + 1.400%)(a)(b)	2,560	2,560,367
Bancorp Commercial Mortgage Trust,
Series 2016-CRE1, Class A,
3.50%, 11/15/33,
(1 mo. LIBOR US + 1.430%)(a)(b)	3,731	3,732,951
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AJ,
5.59%, 12/11/40(b)	5,669	6,008,649
Brunel Residential Mortgage Securitisation No. 1 PLC,
Series 2007-1A, Class A4C,
2.54%, 01/13/39 (Call 10/13/18),
(3 mo. LIBOR US + 0.200%)(a)(b)	3	2,565
BSPRT Issuer Ltd.,
Series 2017-FL2, Class A,
2.89%, 10/15/34,
(1 mo. LIBOR US + 0.820%)(a)(b)(c)	2,134	2,134,817
COMM Mortgage Trust
Series 2014-PAT, Class A,
2.87%, 08/13/27,
(1 mo. LIBOR US + 0.800%)(a)(b)	13,570	13,569,993
Series 2014-TWC, Class A,
2.93%, 02/13/32,
(1 mo. LIBOR US + 0.850%)(a)(b)	11,305	11,307,606
Commission Mortgage Trust,
Series 2013-CR6, Class A3FL,
2.70%, 03/10/46,
(1 mo. LIBOR US + 0.630%)(a)(b)	9,874	9,878,374

Security	Par (000)	Value
Four Times Square Trust Commercial Mortgage Pass-Through Certificates,
Series 2006-4TS, Class A,
5.40%, 12/13/28(a)	$11,184	$11,684,178
GPMT Ltd.,
Series 2018-FL1, Class A,
2.99%, 11/21/35,
(1 mo. LIBOR US + 0.900%)(a)(b)	11,022	10,992,528
GS Mortgage Securities Corp. II,
Series 2013-KING, Class A,
2.71%, 12/10/27(a)	1,834	1,824,747
Hospitality Mortgage Trust,
Series 2017-HIT, Class A,
2.95%, 05/08/30,
(1 mo. LIBOR US + 0.850%)(a)(b)	4,990	4,993,110
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A,
2.77%, 01/15/33,
(1 mo. LIBOR US + 0.700%)(a)(b)	4,480	4,477,146
LMREC Inc.,
Series 2016-CRE2, Class A,
3.78%, 11/24/31,
(1 mo. LIBOR US + 1.700%)(a)(b)	3,410	3,392,950
Madison Avenue Trust,
Series 2013-650M, Class A,
3.84%, 10/12/32(a)	2,060	2,080,256
Morgan Stanley Capital I Trust
3.35%, 07/13/29(a)	14,480	14,506,855
Series 2017-CLS, Class A,
2.77%, 11/15/34,
(1 mo. LIBOR US + 0.700%)(a)(b)	9,512	9,506,021
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class A,
2.82%, 02/15/33,
(1 mo. LIBOR US + 0.750%)(a)(b)	7,500	7,500,007
Resource Capital Corp.,
Series 2017-CRE5, Class A,
2.87%, 07/15/34,
(1 mo. LIBOR US + 0.800%)(a)(b)	3,651	3,650,597
VNDO Mortgage Trust,
Series 2013-PENN, Class A,
3.81%, 12/13/29(a)	5,200	5,243,553
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class AFL,
3.07%, 08/15/45,
(1 mo. LIBOR US + 1.000%)(a)(b)	24,520	24,894,791

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS —3.9%
(Cost: $170,728,429)		169,703,182

COMMERCIAL PAPER
BAT International Finance PLC,
2.72%, 09/13/18(a)(d)	10,000	9,971,461
CenterPoint Energy Resources Corp.,
2.65%, 09/11/18(a)(d)	10,000	9,973,050
Enbridge Energy Partners LP
3.09%, 08/13/18(a)(d)	10,000	9,991,937
3.12%, 08/24/18(a)(d)	10,000	9,984,953
Energy Transfer Partners LP,
2.83%, 08/02/18(a)(d)	10,000	9,998,615
HP Inc.,
2.70%, 10/23/18(a)(d)	11,000	10,945,689
HSBC Bank PLC,
2.58%, 03/27/19,
(3 mo. LIBOR US + 0.240%)(a)(b)	9,000	9,003,452
Mondelez International Inc.,
2.40%, 09/20/18(a)(d)	20,000	19,933,134
NextEra Energy Capital Holdings Inc.,
2.44%, 08/30/18(a)(d)	12,000	11,977,400
Northrop Grumman Corp.,
2.43%, 08/15/18(d)	12,000	11,988,850
Nutrien Ltd.,
2.55%, 09/14/18(a)(d)	12,000	11,961,375
Sempra Energy,
2.47%, 08/02/18(a)(d)	18,500	18,497,748
Suncor Energy Inc.,
2.49%, 08/20/18(a)(d)	10,000	9,987,483
Toronto-Dominion Bank (The),
2.37%, 02/08/19,
(1 mo. LIBOR US + 0.270%)(a)	15,000	15,005,550
UBS AG/London,
2.48%, 09/04/18(a)(d)	15,000	14,969,856

TOTAL COMMERCIAL PAPER — 4.2%
(Cost: $184,156,991)		184,190,553

22

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® SHORT MATURITY BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
CORPORATE BONDS & NOTES

ADVERTISING — 0.2%
Omnicom Group Inc./Omnicom Capital Inc.,
6.25%, 07/15/19(e)	$10,000	$10,313,124

AEROSPACE & DEFENSE — 0.4%
Lockheed Martin Corp.,
4.25%, 11/15/19(e)	16,004	16,291,416

AGRICULTURE — 0.8%
BAT Capital Corp.
2.30%, 08/14/20(a)	5,000	4,904,231
2.95%, 08/14/20,
(3 mo. LIBOR US + 0.590%)(a)(b)	24,000	24,094,558
Philip Morris International Inc.,
1.88%, 01/15/19(e)	8,000	7,973,847

		36,972,636

AUTO MANUFACTURERS — 5.5%
American Honda Finance Corp.
1.50%, 11/19/18	10,000	9,973,518
2.60%, 06/16/20,
(3 mo. LIBOR US + 0.260%)(b)	10,000	10,024,911
BMW U.S. Capital LLC,
2.72%, 04/06/20,
(3 mo. LIBOR US + 0.380%)(a)(b)	4,415	4,429,286
Daimler Finance North America LLC
1.50%, 07/05/19(a)(e)	15,000	14,806,435
2.79%, 02/12/21,
(3 mo. LIBOR US + 0.430%)(a)(b)	5,000	4,999,730
2.89%, 05/05/20,
(3 mo. LIBOR US + 0.530%)(a)(b)	15,500	15,551,976
3.08%, 07/05/19,
(3 mo. LIBOR US + 0.740%)(a)(b)	3,500	3,519,931
Ford Motor Credit Co. LLC
2.02%, 05/03/19(e)	15,000	14,904,900
2.26%, 03/28/19	10,000	9,963,671
2.68%, 01/09/20	10,000	9,904,325
2.79%, 11/02/20,
(3 mo. LIBOR US + 0.430%)(b)	17,000	16,950,908
2.94%, 01/08/19(e)	3,500	3,503,640
General Motors Co.,
3.50%, 10/02/18(e)	10,000	10,017,315
General Motors Financial Co. Inc.
3.19%, 04/09/21,
(3 mo. LIBOR US + 0.850%)(b)	10,000	10,061,732
3.20%, 07/13/20 (Call 06/13/20)(e)	20,000	19,937,022
3.50%, 07/10/19	15,000	15,087,300
3.82%, 05/09/19,
(3 mo. LIBOR US + 1.450%)(b)	8,000	8,064,258
Hyundai Capital America
3.14%, 04/03/20,
(3 mo. LIBOR US + 0.800%)(a)(b)	6,890	6,904,284
3.33%, 09/18/20,
(3 mo. LIBOR US + 1.000%)(a)(b)	3,000	3,017,921
Nissan Motor Acceptance Corp.
2.92%, 01/13/20,
(3 mo. LIBOR US + 0.580%)(a)(b)	15,000	15,066,118
2.99%, 07/13/22,
(3 mo. LIBOR US + 0.650%)(a)(b)	12,500	12,520,750
Toyota Motor Credit Corp.
2.60%, 01/09/19,
(3 mo. LIBOR US + 0.260%)(b)	5,000	5,004,790
2.73%, 01/17/19,
(3 mo. LIBOR US + 0.390%)(b)	3,840	3,846,183
Volkswagen Group of America Finance LLC,
2.13%, 05/23/19(a)	12,500	12,415,851

		240,476,755

BANKS — 23.3%
ABN AMRO Bank NV
2.10%, 01/18/19(a)	7,000	6,972,474
2.97%, 01/18/19,
(3 mo. LIBOR US + 0.640%)(a)(b)	4,700	4,710,810
Australia & New Zealand Banking Group Ltd.,
2.83%, 08/19/20,
(3 mo. LIBOR US + 0.500%)(a)(b)	19,745	19,832,590
Banco Santander SA,
3.46%, 04/12/23,
(3 mo. LIBOR US + 1.120%)(b)	10,000	10,044,904
Bank of America Corp.
2.65%, 04/01/19	9,000	9,000,710
2.99%, 10/01/21 (Call 10/01/20),
(3 mo. LIBOR US + 0.650%)(b)	7,500	7,537,043

Security	Par (000)	Value
3.01%, 07/21/21 (Call 07/21/20),
(3 mo. LIBOR US + 0.660%)(b)	$25,500	$25,635,303
3.34%, 04/24/23 (Call 04/24/22),
(3 mo. LIBOR US + 1.000%)(b)	7,500	7,594,035
3.51%, 01/20/23 (Call 01/20/22),
(3 mo. LIBOR US + 1.160%)(b)	5,000	5,090,600
7.63%, 06/01/19	10,000	10,390,954
Series L,
2.25%, 04/21/20(e)	2,000	1,972,500
Bank of Montreal
2.58%, 09/11/19,
(3 mo. LIBOR US + 0.250%)(b)	3,350	3,352,674
2.93%, 12/12/19,
(3 mo. LIBOR US + 0.600%)(b)	10,185	10,238,630
2.98%, 07/18/19,
(3 mo. LIBOR US + 0.650%)(b)	3,500	3,517,033
3.11%, 08/27/21,
(3 mo. LIBOR US + 0.790%)(b)	7,000	7,082,708
Bank of Nova Scotia (The)
1.65%, 06/14/19(e)	11,680	11,578,947
2.95%, 09/19/22,
(3 mo. LIBOR US + 0.620%)(b)	10,000	10,053,707
Banque Federative du Credit Mutuel SA,
2.84%, 07/20/20,
(3 mo. LIBOR US + 0.490%)(a)(b)	3,215	3,226,275
Barclays PLC,
2.75%, 11/08/19(e)	35,085	34,855,720
BB&T Corp.,
2.91%, 06/15/20,
(3 mo. LIBOR US + 0.570%)(b)	9,403	9,460,881
BNP Paribas SA
2.45%, 03/17/19	28,000	27,987,719
2.70%, 08/20/18	4,500	4,501,080
Branch Banking & Trust Co.,
2.30%, 10/15/18 (Call 09/15/18)	1,473	1,472,576
Capital One Financial Corp.
2.79%, 10/30/20 (Call 09/30/20),
(3 mo. LIBOR US + 0.450%)(b)	5,000	4,998,962
3.12%, 05/12/20 (Call 04/12/20),
(3 mo. LIBOR US + 0.760%)(b)	15,505	15,584,910
Capital One N.A.,
3.49%, 01/30/23 (Call 01/30/22),
(3 mo. LIBOR US + 1.150%)(b)	3,000	3,031,538
Citibank N.A.,
2.83%, 06/12/20,
(3 mo. LIBOR US + 0.500%)(b)	7,060	7,093,480
Citigroup Inc.
2.05%, 06/07/19(e)	10,000	9,933,213
2.45%, 01/10/20 (Call 12/10/19)	10,000	9,904,746
2.50%, 07/29/19	10,000	9,970,375
3.03%, 10/27/22 (Call 09/27/22),
(3 mo. LIBOR US + 0.690%)(b)	10,000	9,991,409
3.11%, 04/08/19,
(3 mo. LIBOR US + 0.770%)(b)	8,232	8,263,256
3.12%, 01/10/20 (Call 12/10/19),
(3 mo. LIBOR US + 0.790%)(b)	8,286	8,344,110
3.25%, 06/07/19,
(3 mo. LIBOR US + 0.930%)(b)	9,000	9,060,725
Citizens Bank N.A./Providence RI
2.50%, 03/14/19 (Call 02/14/19)	5,100	5,095,805
2.89%, 05/26/20,
(3 mo. LIBOR US + 0.570%)(b)	8,710	8,733,081
Commonwealth Bank of Australia/New York NY,
2.30%, 03/12/20	15,000	14,783,209
Credit Suisse Group Funding Guernsey Ltd.,
2.75%, 03/26/20(e)	19,000	18,805,144
Danske Bank A/S,
2.83%, 03/02/20,
(3 mo. LIBOR US + 0.510%)(a)(b)	2,500	2,506,868
Deutsche Bank AG,
3.78%, 01/18/19,
(3 mo. LIBOR US + 1.450%)(b)	5,000	5,010,950
Deutsche Bank AG/London,
2.50%, 02/13/19(e)	7,000	6,963,852
Deutsche Bank AG/New York NY,
3.16%, 01/22/21,
(3 mo. LIBOR US + 0.815%)(b)	5,000	4,916,650
Discover Bank,
2.60%, 11/13/18 (Call 10/12/18)	2,300	2,299,448

23

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® SHORT MATURITY BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Fifth Third Bancorp.,
2.30%, 03/01/19 (Call 01/30/19)(e)	$5,000	$4,990,948
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	20,000	19,955,488
2.59%, 10/30/20 (Call 09/30/20),
(3 mo. LIBOR US + 0.250%)(b)	10,000	9,990,170
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19(e)	10,000	9,949,761
3.12%, 10/31/22 (Call 10/31/21),
(3 mo. LIBOR US + 0.780%)(b)	4,000	4,008,762
3.37%, 06/05/23 (Call 06/05/22),
(3 mo. LIBOR US + 1.050%)(b)	10,000	10,093,527
3.38%, 04/25/19,
(3 mo. LIBOR US + 1.040%)(b)(e)	14,000	14,089,880
3.54%, 09/15/20 (Call 08/15/20),
(3 mo. LIBOR US + 1.200%)(b)(e)	1,750	1,779,470
3.70%, 04/23/21 (Call 03/23/21),
(3 mo. LIBOR US + 1.360%)(b)	7,000	7,159,818
4.10%, 02/25/21,
(3 mo. LIBOR US + 1.770%)(b)	10,000	10,331,622
7.50%, 02/15/19	7,500	7,693,546
HSBC Holdings PLC
2.93%, 05/18/21 (Call 05/18/20),
(3 mo. LIBOR US + 0.600%)(b)	24,695	24,773,910
3.99%, 05/25/21,
(3 mo. LIBOR US + 1.660%)(b)	10,000	10,319,972
4.56%, 03/08/21,
(3 mo. LIBOR US + 2.240%)(b)	6,815	7,117,183
HSBC USA Inc.
2.35%, 03/05/20	15,000	14,826,607
3.13%, 08/07/18,
(3 mo. LIBOR US + 0.770%)(b)	3,250	3,250,473
Huntington National Bank (The)
2.20%, 11/06/18 (Call 10/06/18)	5,000	4,997,732
2.20%, 04/01/19 (Call 03/01/19)	7,500	7,475,190
2.84%, 03/10/20,
(3 mo. LIBOR US + 0.510%)(b)	10,000	10,020,089
ING Bank NV,
2.95%, 08/15/19,
(3 mo. LIBOR US + 0.610%)(a)(b)	3,000	3,010,707
Intesa Sanpaolo SpA/New York NY,
2.97%, 07/17/19,
(3 mo. LIBOR US + 0.630%)(b)	6,990	6,993,268
JPMorgan Chase & Co.
2.35%, 01/28/19(e)	4,000	3,995,650
2.88%, 03/09/21 (Call 03/09/20),
(3 mo. LIBOR US + 0.550%)(b)(e)	10,000	10,032,600
2.98%, 06/01/21 (Call 06/01/20),
(3 mo. LIBOR US + 0.680%)(b)	19,985	20,093,958
3.24%, 04/25/23 (Call 04/25/22),
(3 mo. LIBOR US + 0.900%)(b)	10,000	10,085,589
3.34%, 01/15/23 (Call 01/15/22),
(3 mo. LIBOR US + 1.000%)(b)(e)	5,000	5,063,350
6.30%, 04/23/19	10,000	10,261,004
Lloyds Bank PLC,
3.35%, 01/22/19,
(3 mo. LIBOR US + 1.000%)(b)	1,020	1,023,763
Mitsubishi UFJ Financial Group Inc.,
2.98%, 07/26/21,
(3 mo. LIBOR US + 0.650%)(b)	10,000	10,037,280
Mizuho Financial Group Inc.
3.11%, 03/05/23,
(3 mo. LIBOR US + 0.790%)(b)	3,000	3,004,525
3.47%, 09/13/21,
(3 mo. LIBOR US + 1.140%)(b)	20,000	20,319,404
Morgan Stanley
2.80%, 06/16/20(e)	10,000	9,922,139
3.48%, 01/27/20,
(3 mo. LIBOR US + 1.140%)(b)	3,000	3,037,219
3.53%, 01/20/22 (Call 01/20/21),
(3 mo. LIBOR US + 1.180%)(b)(e)	30,000	30,481,290
7.30%, 05/13/19	10,000	10,342,969
Series 3NC2,
3.16%, 02/14/20 (Call 02/14/19),
(3 mo. LIBOR US + 0.800%)(b)(e)	34,740	34,839,009

Security	Par (000)	Value
MUFG Bank Ltd.,
2.35%, 09/08/19(a)	$10,000	$9,919,262
National Australia Bank Ltd.,
2.84%, 05/22/20,
(3 mo. LIBOR US + 0.510%)(a)(b)	10,000	10,048,208
Nordea Bank AB,
2.79%, 05/29/20,
(3 mo. LIBOR US + 0.470%)(a)(b)	15,000	15,045,333
Royal Bank of Canada
2.56%, 08/29/19,
(3 mo. LIBOR US + 0.240%)(b)	15,195	15,215,960
2.70%, 03/02/20,
(3 mo. LIBOR US + 0.380%)(b)	5,000	5,012,724
2.82%, 07/29/19,
(3 mo. LIBOR US + 0.480%)(b)	5,000	5,014,753
3.03%, 12/10/18,
(3 mo. LIBOR US + 0.700%)(b)	2,300	2,305,826
Santander UK PLC,
2.35%, 09/10/19	10,000	9,935,147
Skandinaviska Enskilda Banken AB,
2.75%, 05/17/21,
(3 mo. LIBOR US + 0.430%)(a)(b)	10,000	10,001,840
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19	6,880	6,856,180
2.45%, 01/10/19(e)	21,000	20,989,053
2.45%, 01/16/20	10,000	9,888,234
3.27%, 01/18/19,
(3 mo. LIBOR US + 0.940%)(b)	5,500	5,519,582
Sumitomo Mitsui Trust Bank Ltd.,
3.24%, 10/18/19,
(3 mo. LIBOR US + 0.910%)(a)(b)	4,400	4,435,654
SunTrust Bank/Atlanta GA,
2.87%, 01/31/20 (Call 12/31/19),
(3 mo. LIBOR US + 0.530%)(b)	10,000	10,039,278
SunTrust Banks Inc.,
2.50%, 05/01/19 (Call 04/01/19)	10,000	9,983,982
Svenska Handelsbanken AB
2.25%, 06/17/19	4,350	4,335,281
2.50%, 01/25/19	5,000	4,994,583
2.80%, 05/24/21,
(3 mo. LIBOR US + 0.470%)(b)	12,500	12,537,392
Toronto-Dominion Bank (The),
1.45%, 09/06/18(e)	7,000	6,993,847
UBS AG/London
2.78%, 12/01/20 (Call 11/01/20),
(3 mo. LIBOR US + 0.480%)(a)(b)	5,000	5,005,640
2.90%, 06/08/20 (Call 05/08/20),
(3 mo. LIBOR US + 0.580%)(a)(b)	5,300	5,319,424
UBS AG/Stamford CT,
2.38%, 08/14/19(e)	15,000	14,928,000
UBS Group Funding Switzerland AG,
3.55%, 05/23/23 (Call 05/23/22),
(3 mo. LIBOR US + 1.220%)(a)(b)	10,000	10,131,900
Wells Fargo & Co.
2.81%, 04/22/19,
(3 mo. LIBOR US + 0.460%)(b)	5,599	5,610,698
3.23%, 07/22/20,
(3 mo. LIBOR US + 0.880%)(b)	5,000	5,053,425
3.66%, 03/04/21,
(3 mo. LIBOR US + 1.340%)(b)(e)	10,000	10,237,189
Wells Fargo Bank N.A.,
1.75%, 05/24/19	8,660	8,597,161

		1,020,725,032
BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide Inc.,
2.20%, 08/01/18	8,149	8,149,000
Molson Coors Brewing Co.,
1.90%, 03/15/19(e)	9,425	9,382,482

		17,531,482
BIOTECHNOLOGY — 1.2%
Amgen Inc.
1.90%, 05/10/19	14,000	13,913,116
2.20%, 05/22/19 (Call 04/22/19)	3,000	2,989,854
2.67%, 05/10/19,
(3 mo. LIBOR US + 0.320%)(b)	10,900	10,922,631
2.81%, 05/11/20,
(3 mo. LIBOR US + 0.450%)(b)	8,100	8,135,170
5.70%, 02/01/19(e)	4,000	4,060,551
Gilead Sciences Inc.,
1.85%, 09/20/19	12,100	11,955,013

		51,976,335
CHEMICALS — 0.9%
Dow Chemical Co. (The),
8.55%, 05/15/19(e)	10,000	10,431,990
EI du Pont de Nemours & Co.,
2.89%, 05/01/20,
(3 mo. LIBOR US + 0.530%)(b)	6,015	6,048,386

24

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® SHORT MATURITY BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
PPG Industries Inc.,
2.30%, 11/15/19 (Call 10/15/19)	$10,868	$10,764,738
Sherwin-Williams Co. (The),
2.25%, 05/15/20(e)	10,000	9,850,145

		37,095,259
COMPUTERS — 0.7%
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)(e)(f)	10,000	10,059,300
4.27%, 10/05/18,
(3 mo. LIBOR US + 1.930%)(b)	21,765	21,834,103

		31,893,403
DIVERSIFIED FINANCIAL SERVICES — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19(e)	7,771	7,814,345
4.25%, 07/01/20(e)	10,000	10,098,321
AIG Global Funding,
2.82%, 07/02/20,
(3 mo. LIBOR US + 0.480%)(a)(b)	3,695	3,703,479
Air Lease Corp.,
2.63%, 09/04/18	9,021	9,020,776
American Express Co.
2.67%, 10/30/20 (Call 09/29/20),
(3 mo. LIBOR US + 0.330%)(b)	7,750	7,754,241
2.97%, 02/27/23 (Call 01/27/23),
(3 mo. LIBOR US + 0.650%)(b)(e)	4,000	4,004,293
American Express Credit Corp.
2.13%, 03/18/19(e)	15,150	15,110,583
2.75%, 03/03/20 (Call 02/03/20),
(3 mo. LIBOR US + 0.430%)(b)	10,000	10,037,550
Capital One Bank USA N.A.,
2.25%, 02/13/19 (Call 01/13/19)(e)	17,000	16,962,366
Horsepower Finance Ltd.,
2.15%, 12/02/19(g)	10,000	9,817,270
International Lease Finance Corp.
5.88%, 04/01/19	3,225	3,286,181
6.25%, 05/15/19(e)	23,238	23,825,642
7.13%, 09/01/18(a)	16,350	16,406,382

		137,841,429
ELECTRIC — 1.0%
Dominion Energy Inc.
1.88%, 12/15/18(a)(e)	10,000	9,969,166
1.88%, 01/15/19	4,845	4,827,682
Duke Energy Florida LLC,
1.85%, 01/15/20	8,000	7,846,543
Duke Energy Progress LLC,
2.50%, 09/08/20,
(3 mo. LIBOR US + 0.180%)(b)	9,835	9,853,798
NextEra Energy Capital Holdings Inc.,
2.30%, 04/01/19	5,000	4,983,655
Sempra Energy,
2.84%, 01/15/21 (Call 01/14/19),
(3 mo. LIBOR US + 0.500%)(b)	5,065	5,067,633

		42,548,477
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0%
Emerson Electric Co.,
5.25%, 10/15/18(e)	1,000	1,005,563

ELECTRONICS — 0.1%
Amphenol Corp.,
2.55%, 01/30/19 (Call 12/30/18)	4,500	4,495,587

FOOD — 2.4%
Campbell Soup Co.,
2.97%, 03/15/21,
(3 mo. LIBOR US + 0.630%)(b)	15,000	15,023,051
Conagra Brands Inc.,
2.84%, 10/09/20,
(3 mo. LIBOR US + 0.500%)(b)	7,000	6,982,407
General Mills Inc.,
2.88%, 04/16/21,
(3 mo. LIBOR US + 0.540%)(b)	21,636	21,719,244
Kraft Heinz Foods Co.
2.79%, 08/09/19,
(3 mo. LIBOR US + 0.420%)(b)	12,000	12,005,422
2.92%, 02/10/21,
(3 mo. LIBOR US + 0.570%)(b)	4,010	4,016,015

Security	Par (000)	Value
Mondelez International Holdings Netherlands BV,
1.63%, 10/28/19 (Call 09/28/19)(a)	$7,500	$7,372,462
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	4,590	4,578,100
2.77%, 05/30/19,
(3 mo. LIBOR US + 0.450%)(b)	7,000	7,010,248
2.78%, 08/21/20,
(3 mo. LIBOR US + 0.450%)(b)	14,160	14,199,760
2.87%, 06/02/20,
(3 mo. LIBOR US + 0.550%)(b)	5,475	5,494,576
Wm Wrigley Jr Co.
2.40%, 10/21/18 (Call 09/21/18)(a)	4,046	4,046,144
2.90%, 10/21/19 (Call 09/21/19)(a)	3,500	3,495,627

		105,943,056
HEALTH CARE — PRODUCTS — 1.3%
Abbott Laboratories,
2.00%, 09/15/18	18,478	18,472,280
Becton Dickinson and Co.
2.68%, 12/15/19(e)	5,000	4,968,123
3.21%, 12/29/20 (Call 03/01/19),
(3 mo. LIBOR US + 0.875%)(b)	28,505	28,557,663
Medtronic Inc.,
3.14%, 03/15/20,
(3 mo. LIBOR US + 0.800%)(b)	5,312	5,362,768
Stryker Corp.,
2.00%, 03/08/19	1,115	1,110,701

		58,471,535
HEALTH CARE — SERVICES — 0.5%
Aetna Inc.,
2.20%, 03/15/19 (Call 02/15/19)	13,000	12,954,022
UnitedHealth Group Inc.,
2.70%, 07/15/20(e)	10,000	9,953,013

		22,907,035
HOUSEWARES — 0.3%
Newell Brands Inc.
2.15%, 10/15/18	4,940	4,932,205
2.60%, 03/29/19	7,000	6,967,838

		11,900,043
INSURANCE — 1.5%
Allstate Corp. (The),
2.76%, 03/29/21,
(3 mo. LIBOR US + 0.430%)(b)	5,710	5,717,640
American International Group Inc.,
2.30%, 07/16/19 (Call 06/16/19)(e)	5,000	4,978,400
Metropolitan Life Global Funding I
2.30%, 04/10/19(a)	19,915	19,866,764
2.55%, 09/19/19,
(3 mo. LIBOR US + 0.220%)(a)(b)	10,000	10,016,945
New York Life Global Funding,
1.55%, 11/02/18(a)	4,750	4,740,502
Pricoa Global Funding I,
2.20%, 05/16/19(a)(e)	10,905	10,865,496
Principal Life Global Funding II,
1.50%, 04/18/19(a)	10,000	9,907,590

		66,093,337
MACHINERY — 0.5%
Caterpillar Financial Services Corp.,
2.84%, 05/15/23,
(3 mo. LIBOR US + 0.510%)(b)	10,000	10,005,700
John Deere Capital Corp.
2.62%, 06/22/20,
(3 mo. LIBOR US + 0.290%)(b)	6,000	6,013,857
2.63%, 03/13/20,
(3 mo. LIBOR US + 0.300%)(b)	6,000	6,017,736

		22,037,293
MANUFACTURING — 0.5%
General Electric Co.,
2.85%, 01/14/19,
(3 mo. LIBOR US + 0.510%)(b)	10,000	10,012,351
Siemens Financieringsmaatschappij NV
2.15%, 05/27/20(a)(e)	10,000	9,833,199
2.67%, 03/16/20,
(3 mo. LIBOR US + 0.340%)(a)(b)	2,000	2,006,660

		21,852,210

25

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® SHORT MATURITY BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
MEDIA — 1.0%
Discovery Communications LLC,
3.03%, 09/20/19,
(3 mo. LIBOR US + 0.710%)(b)(e)	$30,000	$30,156,698
Sky PLC,
2.63%, 09/16/19(a)	1,425	1,413,912
Time Warner Cable LLC,
8.25%, 04/01/19	1,950	2,015,155
Warner Media LLC,
2.10%, 06/01/19	10,000	9,947,247

		43,533,012
OIL & GAS — 1.3%
BP Capital Markets PLC
2.24%, 09/26/18	10,000	9,997,350
2.24%, 05/10/19	5,175	5,159,671
Chevron Corp.,
2.53%, 03/03/20,
(3 mo. LIBOR US + 0.210%)(b)	6,500	6,515,815
Ecopetrol SA,
7.63%, 07/23/19	16,000	16,652,960
Phillips 66,
3.09%, 04/15/20 (Call 08/31/18),
(3 mo. LIBOR US + 0.750%)(a)(b)	5,625	5,627,311
Sinopec Group Overseas Development 2014 Ltd.,
2.75%, 04/10/19(g)	12,000	11,957,647

		55,910,754
PHARMACEUTICALS — 4.9%
AbbVie Inc.,
2.50%, 05/14/20 (Call 04/14/20)	20,000	19,772,005
Allergan Funding SCS
2.45%, 06/15/19	18,783	18,742,553
3.00%, 03/12/20 (Call 02/12/20)	13,000	12,946,663
3.58%, 03/12/20,
(3 mo. LIBOR US + 1.255%)(b)	20,505	20,697,083
AstraZeneca PLC
1.75%, 11/16/18(e)	20,000	19,957,370
1.95%, 09/18/19(e)	6,500	6,432,010
Bayer U.S. Finance II LLC,
2.97%, 06/25/21 (Call 05/25/21),
(3 mo. LIBOR US + 0.630%)(a)(b)	25,000	25,176,124
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)(e)	18,500	18,467,617
2.25%, 08/12/19 (Call 07/12/19)(e)	3,000	2,982,022
2.80%, 07/20/20 (Call 06/20/20)	10,000	9,904,764
2.96%, 03/09/20,
(3 mo. LIBOR US + 0.630%)(b)	5,318	5,343,789
3.05%, 03/09/21,
(3 mo. LIBOR US + 0.720%)(b)	10,000	10,067,455
3.13%, 03/09/20(e)	12,430	12,426,661
Shire Acquisitions Investments Ireland DAC,
1.90%, 09/23/19(e)	30,000	29,595,138

		212,511,254
PIPELINES — 1.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
6.25%, 10/15/22 (Call 10/15/18)	2,000	2,067,600
Enbridge Inc.,
2.73%, 01/10/20,
(3 mo. LIBOR US + 0.400%)(b)	5,230	5,232,337
Kinder Morgan Inc/DE,
3.62%, 01/15/23,
(3 mo. LIBOR US + 1.280%)(b)	10,000	10,209,084
Spectra Energy Partners LP,
3.02%, 06/05/20,
(3 mo. LIBOR US + 0.700%)(b)	32,000	32,189,838
TransCanada PipeLines Ltd.,
2.13%, 11/15/19	2,540	2,509,990

		52,208,849
REAL ESTATE INVESTMENT TRUSTS — 0.5%
American Tower Corp.,
3.40%, 02/15/19(e)	10,000	10,036,513
Simon Property Group LP,
2.20%, 02/01/19 (Call 11/01/18)	10,000	9,979,700

		20,016,213
RETAIL — 0.6%
Alimentation Couche-Tard Inc.,
2.83%, 12/13/19 (Call 12/13/18),
(3 mo. LIBOR US + 0.500%)(a)(b)	8,600	8,607,772
McDonald’s Corp.,
2.10%, 12/07/18	14,000	13,978,502

Security	Par (000)	Value
Walgreens Boots Alliance Inc.,
2.70%, 11/18/19 (Call 10/18/19)(e)	$3,058	$3,049,637

		25,635,911
SEMICONDUCTORS — 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.38%, 01/15/20	5,900	5,817,275
Intel Corp.,
2.44%, 05/11/20,
(3 mo. LIBOR US + 0.080%)(b)(e)	13,700	13,732,312
Maxim Integrated Products Inc.,
2.50%, 11/15/18	9,021	9,022,798
QUALCOMM Inc.
2.25%, 05/20/20(e)	10,000	9,846,548
3.07%, 01/30/23,
(3 mo. LIBOR US + 0.730%)(b)	5,000	4,993,607
Xilinx Inc.,
2.13%, 03/15/19	15,000	14,945,063

		58,357,603
TELECOMMUNICATIONS — 2.9%
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)(e)	10,000	9,868,300
2.99%, 01/15/20,
(3 mo. LIBOR US + 0.650%)(b)	12,000	12,069,360
3.29%, 07/15/21,
(3 mo. LIBOR US + 0.950%)(b)	10,000	10,113,174
5.80%, 02/15/19(e)	18,675	18,970,729
5.88%, 10/01/19	2,000	2,064,602
Deutsche Telekom International Finance BV
2.23%, 01/17/20(a)(e)	13,687	13,494,122
2.78%, 09/19/19,
(3 mo. LIBOR US + 0.450%)(a)(b)(e)	10,000	10,027,337
2.92%, 01/17/20,
(3 mo. LIBOR US + 0.580%)(a)(b)	12,000	12,048,859
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
3.36%, 03/20/23(a)	4,063	4,042,187
Verizon Communications Inc.
2.88%, 05/22/20,
(3 mo. LIBOR US + 0.550%)(b)	22,940	23,095,345
3.33%, 03/16/22,
(3 mo. LIBOR US + 1.000%)(b)(e)	10,000	10,187,887

		125,981,902
TRANSPORTATION — 0.3%
FedEx Corp.,
8.00%, 01/15/19	1,275	1,306,157
Ryder System Inc.,
2.45%, 11/15/18 (Call 10/15/18)(e)	4,473	4,471,205
United Parcel Service Inc.,
2.49%, 04/01/21,
(3 mo. LIBOR US + 0.150%)(b)	7,500	7,506,745

		13,284,107
TRUCKING & LEASING — 1.1%
Aviation Capital Group LLC,
3.01%, 07/30/21,
(3 mo. LIBOR US + 0.670%)(a)(b)	15,000	15,027,480
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.50%, 06/15/19 (Call 05/15/19)(a)	23,030	22,933,775
3.20%, 07/15/20 (Call 06/15/20)(a)	10,000	9,943,254

		47,904,509

TOTAL CORPORATE BONDS & NOTES — 59.7% (Cost: $2,614,599,728)		2,613,715,121

REPURCHASE AGREEMENTS
Mizuho Securities USA Inc., 3.09%, 08/01/18 (Purchased on 07/31/18 to be repurchased at $30,002,540, collateralized by non-agency mortgage-backed security, 0.00% to 3.32%, due 05/01/22 to 01/25/37, par and fair value of $124,317,910 and $34,500,000, respectively)(b)(h)	30,000	30,000,000

TOTAL REPURCHASE AGREEMENTS — 0.7%
(Cost: $30,000,000)		30,000,000

26

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® SHORT MATURITY BOND ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS

MORTGAGE-BACKED SECURITIES — 1.0%
Federal National Mortgage Association
5.00% 01/01/20	$844	$858,019
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2,
4.33%, 10/25/20(b)	1,250	1,281,345
Series K013, Class A2,
3.97%, 01/25/21 (Call 01/11/21)(b)	8,500	8,665,543
Series K032, Class A1,
3.02%, 02/25/23	1,011	1,011,473
Series K037, Class A1,
2.59%, 04/25/23	1,281	1,264,904
Series K715, Class A2,
2.86%, 01/25/21	2,500	2,486,623
Series K721, Class A1,
2.61%, 01/25/22	2,358	2,340,728
Series KP04, Class AG2,
2.29%, 10/25/19
(1 mo. LIBOR US + 0.200%)(b)	27,720	27,719,983

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
(Cost: $46,037,187)		45,628,618

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.14%(i)(j)(k)	37,117	37,128,581
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.83%(i)(j)	144,446	144,445,922

TOTAL MONEY MARKET FUNDS — 4.1%
(Cost: $181,566,798)		181,574,503

TOTAL INVESTMENTS IN SECURITIES — 100.8%
(Cost: $4,422,236,972)		4,417,860,504
Other Assets, Less Liabilities — (0.8)%		(35,547,714)

NET ASSETS — 100.0%		$4,382,312,790

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.
(e)	All or a portion of this security is on loan.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Maturity date represents next reset date.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	27,343	9,774	37,117	$37,128,581	$69,426	(a)	$(162)	$4,049
BlackRock Cash Funds: Treasury, SL Agency Shares	6,185	138,261	144,446	144,445,922	3,761,216		—	—

				$181,574,503	$3,830,642		$(162)	$4,049

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

27

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® SHORT MATURITY BOND ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$1,073,871,124	$13,073,233	$1,086,944,357
Certificates of Deposit	—	106,104,170	—	106,104,170
Collaterized Mortgage Obligations	—	167,568,365	2,134,817	169,703,182
Commercial Paper	—	184,190,553	—	184,190,553
Corporate Bonds & Notes	—	2,613,715,121	—	2,613,715,121
Repurchase Agreements	—	30,000,000	—	30,000,000
U.S. Government Agency Obligations	—	45,628,618	—	45,628,618
Money Market Funds	181,574,503	—	—	181,574,503

	$181,574,503	$4,221,077,951	$15,208,050	$4,417,860,504

The following table includes a rollforward for the nine months ended July 31, 2018 of investments whose values are classified as Level 3 as of the beginning or end of the period.

	Asset Backed Securities	Collateralized Mortgage Obligations
Balance at beginning of period	$41,387,721	$—
Realized gain (loss) and change in unrealized appreciation/depreciation	(16,767)	640
Purchases	13,090,000	2,330,000
Sales	—	(195,823)
Transfers in(a)	—	—
Transfers out(a)	(41,387,721)	—

Balance at end of period	$13,073,233	$2,134,817

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(16,767)	$640

(a)	Represents the value as of the beginning of the reporting period.

The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Portfolio Abbreviations — Fixed Income

CLO  —  Collateralized Loan Obligation

LIBOR  —  London Interbank Offered Rate

28

Schedule of Investments (Unaudited) July 31, 2018	iSHARES® SHORT MATURITY MUNICIPAL BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
MUNICIPAL DEBT OBLIGATIONS

ALABAMA — 3.3%
Bessemer Governmental Utility Services Corp. RB,
5.00%, 06/01/20 (BAM)	$515	$544,340
Black Belt Energy Gas District RB,
Series A,
5.00%, 12/01/19	500	520,255
State of Alabama Docks Department RB
Series B,
5.00%, 10/01/18	500	502,605
Series B,
5.00%, 10/01/19	500	517,275
Tuscaloosa City Board of Education RB,
5.00%, 08/01/19	150	155,071

		2,239,546
ARIZONA — 3.0%
Industrial Development Authority of the County of Yavapai (The) RB,
Series A,
0.97%, 09/01/35 (Put 08/20/18)(a)(b)	2,000	2,000,000

CALIFORNIA — 1.1%
Lancaster Redevelopment Agency Successor Agency RB,
3.00%, 08/01/20	700	717,654

COLORADO — 0.4%
State of Colorado Department of Transportation COP,
5.00%, 06/15/19	270	278,081

CONNECTICUT — 6.1%
State of Connecticut GO
Series A,
5.00%, 04/15/20	1,200	1,259,316
Series C,
1.05%, 05/15/34 (Put 08/20/18)(a)(b)	1,820	1,820,000
University of Connecticut RB,
Series A,
5.00%, 04/15/20	1,000	1,053,570

		4,132,886
GEORGIA — 6.9%
Burke County Development Authority RB,
2.20%, 10/01/32 (Put 04/02/19)(a)(b)	1,700	1,703,672
City of Atlanta GA TA,
5.00%, 12/01/19	365	380,180
Cobb County Development Authority RB,
5.00%, 07/15/20	545	578,638
Municipal Electric Authority of Georgia RB,
0.96%, 01/01/48 (Put 08/20/18)(a)(b)	2,000	2,000,000

		4,662,490
ILLINOIS — 5.6%
Chicago Transit Authority RB,
5.00%, 06/01/20	750	790,777
Illinois Development Finance Authority RB,
0.95%, 06/01/29 (Put 08/20/18)(a)(b)	1,100	1,100,000
Illinois Finance Authority RB
0.92%, 11/01/38 (Put 08/20/18)(a)(b)	1,100	1,100,000
1.00%, 01/01/43 (Put 08/20/18)(a)(b)	400	400,000
4.00%, 09/01/18	150	150,240
4.00%, 11/15/18	100	100,677
4.00%, 09/01/19	145	147,754

		3,789,448
INDIANA — 0.2%
City of Indianapolis Department of Public Utilities Water System Revenue RB,
Series B,
4.00%, 10/01/18	100	100,417

IOWA — 6.3%
Iowa Finance Authority RB
0.97%, 09/01/36 (Put 08/20/18)(a)(b)	900	900,000
1.20%, 04/01/22 (Put 08/20/18)(a)(b)	3,360	3,360,000

		4,260,000
KANSAS — 1.3%
Geary County Unified School District No. 475 GO,
Series B,
3.00%, 09/01/19	850	863,149

Security	Par (000)	Value
KENTUCKY — 1.7%
Kentucky State Property & Building Commission RB,
Series D,
5.00%, 05/01/21	$600	$645,528
Tender Option Bond Trust Receipts/Certificates RB,
Series 2018,
1.92%, 12/01/41 (Put 08/20/18) (AGM)(a)(b)(c)	500	500,000

		1,145,528
LOUISIANA — 0.6%
Louisiana Public Facilities Authority RB,
5.00%, 05/15/21	400	431,108

MICHIGAN — 4.9%
County of Genesee MI GOL,
Series B,
5.00%, 02/01/19	100	101,662
Michigan State Building Authority RB,
Series I,
0.94%, 10/15/52 (Put 08/20/18)(a)(b)	1,190	1,190,000
Michigan State Housing Development Authority RB,
Series D,
1.05%, 06/01/30 (Put 08/20/18)(a)(b)	1,000	1,000,000
Michigan Strategic Fund RB,
1.69%, 06/01/39 (Put 08/13/18)(a)(b)	1,040	1,040,000

		3,331,662
MINNESOTA — 4.3%
City of Minneapolis MN RB,
0.94%, 12/01/27 (Put 08/20/18)(a)(b)	1,100	1,100,000
Minnesota Higher Education Facilities Authority RB,
0.94%, 10/01/32 (Put 08/20/18)(a)(b)	1,800	1,800,000

		2,900,000
NEBRASKA — 1.5%
Central Plains Energy Project RB,
5.00%, 08/01/39 (Put 12/01/19)(a)(b)	1,000	1,041,730

NEW JERSEY — 28.2%
Garden State Preservation Trust RB,
5.00%, 11/01/20	1,690	1,790,842
Hasbrouck Heights Board of Education GO,
2.75%, 07/12/19	1,225	1,234,947
New Jersey Economic Development Authority RB
5.00%, 05/01/19	250	255,848
Series A,
4.00%, 07/01/22	2,000	2,090,620
Series DD-1,
5.00%, 12/15/18	400	404,740
Series DDD,
5.00%, 06/15/19	645	662,486
Series NN,
5.00%, 03/01/21 (SAP)	255	271,422
Series PP,
5.00%, 06/15/19	500	513,555
Series PP,
5.00%, 06/15/20	1,475	1,552,703
Series XX,
5.00%, 06/15/20 (SAP)	200	210,536
New Jersey Health Care Facilities Financing Authority RB
5.00%, 07/01/19	160	164,854
5.00%, 10/01/20	600	634,770
Series A,
5.00%, 07/01/20	500	529,475
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19	1,500	1,567,365
5.25%, 12/15/20	500	535,965
Series A,
5.25%, 12/15/19	530	553,802
Series A-1,
5.00%, 06/15/19	495	508,766
Series B,
5.50%, 12/15/20 (NPFGC-FGIC)	155	167,040
Tobacco Settlement Financing Corp./NJ RB,
Series A,
5.00%, 06/01/19	1,700	1,743,605
Township of Pennsauken NJ GO,
3.00%, 06/18/19	710	716,284
Township of South Orange Village NJ GO,
3.00%, 07/10/19	2,000	2,020,600
Township of Vernon NJ GO,
2.00%, 09/14/18	900	900,639

		19,030,864
NEW YORK — 5.2%
Amherst Development Corp. RB,
Series A,
0.99%, 02/01/35 (Put 08/20/18)(a)(b)	1,860	1,860,000
New York State Dormitory Authority RB,
Series K,
4.00%, 10/01/18	225	225,983

29

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® SHORT MATURITY MUNICIPAL BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Onondaga County Trust for Cultural Resources RB,
4.00%, 05/01/19	$400	$408,484
Troy Capital Resource Corp. RB,
5.00%, 09/01/18	975	977,789

		3,472,256
OHIO — 0.8%
County of Allen OH Hospital Facilities Revenue RB,
Series A,
5.00%, 08/01/19	500	516,045

OKLAHOMA — 0.6%
Norman Regional Hospital Authority RB,
4.00%, 09/01/18	380	380,699

PENNSYLVANIA — 1.5%
Carlisle Area School District GOL,
2.00%, 09/01/19	165	165,898
Commonwealth of Pennsylvania GO,
5.00%, 04/01/20	800	841,896

		1,007,794
SOUTH CAROLINA — 1.5%
Tender Option Bond Trust Receipts/Certificates RB,
Series 2016,
1.14%, 06/01/37 (Put 08/20/18)(a)(b)(c)	1,000	1,000,000

TENNESSEE — 0.9%
Jackson Energy Authority RB,
5.00%, 12/01/19	350	365,456
Knox County Health Educational & Housing Facility Board RB,
4.00%, 09/01/18	250	250,423

		615,879
TEXAS — 1.6%
City of Houston TX GOL,
Series A,
5.00%, 03/01/20	1,000	1,051,070

UTAH — 2.2%
County of Emery UT RB,
0.94%, 11/01/24 (Put 08/20/18)(a)(b)	500	500,000
Jordanelle Special Service District RB,
0.94%, 09/01/25 (Put 08/20/18)(a)(b)	1,000	1,000,000

		1,500,000
WASHINGTON — 5.3%
Grant County Public Utility District No. 2 RB,
2.00%, 01/01/44 (Put 12/02/20)(a)(b)	1,000	1,000,200

Security	Par/ Shares (000)	Value
Washington Higher Education Facilities Authority RB,
0.94%, 10/01/29 (Put 08/20/18)(a)(b)	$1,000	$1,000,000
Washington State Housing Finance Commission RB,
0.94%, 04/01/43 (Put 08/20/18)(a)(b)	1,565	1,565,000

		3,565,200
WISCONSIN — 4.4%
Wisconsin Health & Educational Facilities Authority RB,
0.94%, 11/01/25 (Put 08/20/18)(a)(b)	1,315	1,315,000
Wisconsin Housing & Economic Development Authority RB,
0.95%, 03/01/38 (Put 08/20/18)(a)(b)	1,650	1,650,000

		2,965,000

TOTAL MUNICIPAL DEBT OBLIGATIONS — 99.4%
(Cost $67,052,141)		66,998,506

MONEY MARKET FUNDS
BlackRock Liquidity Funds: MuniCash, 0.85%(d)(e)	32	31,716

TOTAL MONEY MARKET FUNDS — 0.0%
(Cost: $31,713)		31,716

TOTAL INVESTMENTS IN SECURITIES — 99.4%
(Cost: $67,083,854)		67,030,222
Other Assets, Less Liabilities — 0.6%		382,082

NET ASSETS — 100.0%		$67,412,304

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Security is payable upon demand on each reset date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: Muni Cash	25	7	32	$31,716	$778	$380	$3

30

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$66,998,506	$—	$66,998,506
Money Market Funds	31,716	—	—	31,716

	$31,716	$66,998,506	$—	$67,030,222

Portfolio Abbreviations — Fixed Income

AGM  —  Assured Guaranty Municipal Corp.

BAM  —  Build America Mutual Assurance Co.

COP  —  Certificates of Participation

FGIC  —  Financial Guaranty Insurance Co.

GO  —  General Obligation

GOL  —  General Obligation Limited

NPFGC-FGIC  —  National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

31

Schedule of Investments (Unaudited) July 31, 2018	iSHARES® ULTRA SHORT-TERM BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
ASSET-BACKED SECURITIES
Capital One Multi-Asset Execution Trust,
1.82%, 09/15/22	$3,000	$2,960,304
Mercedes-Benz Auto Receivables Trust,
2.71%, 04/15/21 (Call 05/15/22)	3,280	3,279,146

TOTAL ASSET-BACKED SECURITIES — 1.5%
(Cost: $6,240,618)		6,239,450

CERTIFICATES OF DEPOSIT
Bank of Montreal/Chicago IL
1.71%, 08/10/18	500	499,966
2.30%, 10/25/18,
(1 mo. LIBOR US + 0.240%)(a)	500	500,182
2.42%, 06/13/19,
(1 mo. LIBOR US + 0.300%)(a)	500	499,658
Bank of Nova Scotia/Houston,
2.64%, 10/15/19,
(3 mo. LIBOR US + 0.280%)(a)	843	843,696
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.01%, 10/17/18	1,000	999,560
2.83%, 09/09/19,
(3 mo. LIBOR US + 0.450%)(a)	1,400	1,403,048
Barclays Bank PLC/New York,
2.43%, 08/01/18	1,000	1,000,014
BNP Paribas SA/New York NY,
2.59%, 12/28/18,
(3 mo. LIBOR US + 0.250%)(a)	750	750,513
Canadian Imperial Bank of Commerce
2.00%, 09/17/18	1,000	1,000,091
2.78%, 08/08/18,
(3 mo. LIBOR US + 0.360%)(a)	1,700	1,700,089
2.80%, 05/02/20(a)(b)	2,000	2,003,378
Canadian Imperial Bank of Commerce/New York NY
2.17%, 10/15/18	1,000	999,146
2.40%, 08/13/19,
(1 mo. LIBOR US + 0.330%)(a)	2,000	2,001,024
2.76%, 09/20/19,
(3 mo. LIBOR US + 0.410%)(a)	1,500	1,503,340
Citibank N.A./New York,
2.30%, 08/06/18	1,000	1,000,046
Credit Agricole Corporate and Investment Bank,
2.10%, 08/10/18	2,000	1,999,855
Credit Agricole Corporate and Investment Bank/New York,
2.73%, 05/11/20,
(3 mo. LIBOR US + 0.385%)(a)	2,000	1,999,823
Credit Industriel et Commercial/New York,
2.27%, 08/06/18,
(1 mo. LIBOR US + 0.180%)(a)	2,000	2,000,102
Credit Suisse AG/New York NY
1.86%, 11/09/18	1,000	998,552
2.40%, 08/16/18	1,600	1,599,769
2.63%, 05/01/19,
(3 mo. LIBOR US + 0.270%)(a)	1,500	1,500,333
DNB Bank ASA/New York,
2.25%, 08/06/18,
(1 mo. LIBOR US + 0.160%)(a)	1,000	1,000,048
Mitsubishi UFJ Trust & Banking Corp./NY,
2.37%, 08/31/18,
(1 mo. LIBOR US + 0.290%)(a)	1,000	1,000,292
Mizuho Bank Ltd./NY
2.51%, 09/04/18,
(3 mo. LIBOR US + 0.540%)(a)	1,500	1,500,657
2.54%, 04/30/19,
(3 mo. LIBOR US + 0.300%)(a)	1,000	1,001,110
2.59%, 11/19/18,
(3 mo. LIBOR US + 0.450%)(a)	1,000	1,001,199
2.76%, 10/25/19,
(3 mo. LIBOR US + 0.400%)(a)	3,000	3,005,424
2.77%, 01/15/20,
(3 mo. LIBOR US + 0.310%)(a)	2,000	1,999,693
MUFG Bank Ltd.,
2.40%, 08/20/18	1,000	1,000,214
National Australia Bank Ltd./New York,
2.53%, 03/14/19,
(3 mo. LIBOR US + 0.190%)(a)	750	749,748
Natixis NY,
2.50%, 10/31/18	1,000	1,000,580
Natixis SA,
1.81%, 11/20/18	1,000	998,315
Natixis SA/New York NY,
2.46%, 11/01/18,
(3 mo. LIBOR US + 0.100%)(a)	1,000	1,000,150
Nordea Bank AB/New York,
2.60%, 10/18/19,
(3 mo. LIBOR US + 0.270%)(a)	1,000	1,000,955

Security	Par (000)	Value
Nordea Bank AB/New York NY,
2.62%, 07/10/20,
(3 mo. LIBOR US + 0.290%)(a)	$4,000	$3,999,228
Norinchukin Bank/New York
2.30%, 08/09/18,
(1 mo. LIBOR US + 0.200%)(a)	1,000	1,000,082
2.52%, 10/12/18	1,000	999,142
Royal Bank of Canada/New York NY
2.31%, 08/09/18,
(1 mo. LIBOR US + 0.210%)(a)	2,600	2,600,221
2.48%, 10/04/18,
(3 mo. LIBOR US + 0.130%)(a)	750	750,485
2.52%, 02/07/19,
(3 mo. LIBOR US + 0.160%)(a)	1,000	1,000,581
2.61%, 03/22/19,
(3 mo. LIBOR US + 0.280%)(a)	1,000	1,001,264
Societe Generale/New York NY,
2.60%, 02/28/19,
(3 mo. LIBOR US + 0.280%)(a)	1,000	999,972
Sumitomo Mitsui Banking Corp./New York
2.38%, 08/21/18,
(1 mo. LIBOR US + 0.300%)(a)	1,000	1,000,212
2.76%, 07/24/20,
(3 mo. LIBOR US + 0.420%)(a)	2,000	1,998,851
2.78%, 07/11/19,
(3 mo. LIBOR US + 0.370%)(a)	3,250	3,254,520
2.78%, 06/18/20,
(3 mo. LIBOR US + 0.410%)(a)	2,000	1,998,948
2.83%, 09/09/19,
(3 mo. LIBOR US + 0.450%)(a)	800	801,829
Sumitomo Mitsui Trust Bank Ltd./New York
2.40%, 08/06/18,
(1 mo. LIBOR US + 0.290%)(a)	2,587	2,587,179
2.53%, 07/09/19,
(3 mo. LIBOR US + 0.200%)(a)	1,500	1,499,994
Svenska Handelsbanken AB,
2.74%, 04/01/20,
(3 mo. LIBOR US + 0.400%)(a)	3,000	3,002,420
Svenska Handelsbanken/New York NY,
2.62%, 10/21/19,
(3 mo. LIBOR US + 0.270%)(a)	3,000	3,002,519
Toronto-Dominion Bank/NY
2.27%, 08/10/18,
(1 mo. LIBOR US + 0.180%)(a)	1,000	999,900
2.47%, 06/12/19,
(1 mo. LIBOR US + 0.400%)(a)	1,000	999,914
2.65%, 01/24/19	570	569,147
Wells Fargo Bank N.A.
2.30%, 08/09/18,
(1 mo. LIBOR US + 0.220%)(a)	500	500,041
2.39%, 10/09/18,
(1 mo. LIBOR US + 0.420%)(a)	2,000	2,001,472

TOTAL CERTIFICATES OF DEPOSIT — 19.6%
(Cost: $79,584,151)		79,628,491

COMMERCIAL PAPER
ASB Finance Ltd.,
2.31%, 09/21/18,
(1 mo. LIBOR US + 0.230%)(a)(c)	500	499,957
AstraZeneca PLC,
2.57%, 11/05/18(d)	3,000	2,980,058
AT&T Inc.
2.87%, 12/04/18(d)	4,000	3,963,180
3.09%, 05/28/19(d)	3,000	2,928,563
3.09%, 05/30/19(d)	1,500	1,463,893
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
2.35%, 08/01/18(d)	1,530	1,529,921
Barclays Bank PLC/New York
2.55%, 09/14/18(d)	1,000	997,394
2.60%, 09/28/18(d)	2,000	1,992,936
BAT International Finance PLC
2.51%, 08/07/18(d)	5,000	4,997,851
2.72%, 09/12/18(d)	2,000	1,994,436
2.72%, 09/13/18(c)(d)	1,000	997,146
Bedford Row Funding Corp.
2.37%, 02/14/19,
(1 mo. LIBOR US + 0.270%)(a)	1,000	1,000,169
2.79%, 04/26/19(d)	1,000	980,512
Bell Canada Inc.,
2.66%, 11/06/18(d)	1,500	1,489,792
BPCE,
2.64%, 02/08/19(d)	1,000	986,677
BPCE SA,
2.33%, 08/01/18(d)	500	499,973
Canadian Imperial Bank of Commerce,
2.31%, 10/16/18,
(1 mo. LIBOR US + 0.240%)(a)	250	250,096

32

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® ULTRA SHORT-TERM BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commonwealth Bank of Australia/New York NY,
2.31%, 01/18/19,
(1 mo. LIBOR US + 0.230%)(a)	$1,000	$1,000,207
Danske Corp.,
2.35%, 08/13/18(d)	1,695	1,693,783
Federation Des Caisses Desjardins Du Quebec
2.14%, 12/03/18(d)	1,000	991,695
2.31%, 10/19/18,
(1 mo. LIBOR US + 0.240%)(a)	1,000	1,000,382
2.74%, 07/22/19(d)	3,000	2,919,307
HSBC Bank PLC
2.51%, 02/22/19,
(3 mo. LIBOR US + 0.180%)(a)	600	600,668
2.54%, 04/17/19,
(3 mo. LIBOR US + 0.210%)(a)(c)	1,500	1,500,206
2.70%, 04/16/19(d)	1,000	980,913
Hyundai Capital America,
2.41%, 09/17/18(d)	1,500	1,495,300
ING U.S. Funding LLC
2.32%, 02/12/19,
(1 mo. LIBOR US + 0.250%)(a)	1,500	1,500,153
2.37%, 03/06/19,
(1 mo. LIBOR US + 0.270%)(a)	1,000	1,000,112
JPMorgan Securities LLC
2.15%, 11/02/18(d)	3,000	2,981,921
2.84%, 07/11/19(d)	2,000	1,948,269
Liberty Street Funding LLC,
2.40%, 11/02/18,
(1 mo. LIBOR US + 0.300%)(a)	1,500	1,500,774
Lma Americas LLC
2.45%, 09/21/18(d)	2,100	2,093,551
2.70%, 02/01/19(d)	1,000	987,163
Macquarie Bank Ltd.
2.32%, 08/09/18,
(1 mo. LIBOR US + 0.220%)(a)	1,000	1,000,087
2.55%, 02/19/19(d)	2,000	1,971,456
National Australia Bank Ltd.,
2.35%, 04/02/19,
(1 mo. LIBOR US + 0.250%)(a)	1,000	1,000,293
NextEra Energy Capital Holdings Inc.,
2.34%, 09/07/18(d)	3,000	2,992,707
Nutrien Ltd.
2.41%, 08/24/18(d)	3,000	2,994,960
2.49%, 08/10/18(c)(d)	1,500	1,498,965
2.51%, 09/11/18(d)	1,000	997,004
2.55%, 08/27/18(d)	3,000	2,994,308
Old Line Funding LLC,
2.46%, 04/26/19,
(1 mo. LIBOR US + 0.390%)(a)	1,000	1,000,361
Ontario Teachers’ Finance Trust,
1.96%, 08/24/18(d)	1,000	998,657
Oversea-Chinese Banking Corp. Ltd.
2.31%, 10/04/18,
(1 mo. LIBOR US + 0.220%)(a)	1,000	1,000,107
2.32%, 11/07/18,
(1 mo. LIBOR US + 0.220%)(a)	1,000	1,000,085
Ridgefield Funding Co. LLC,
2.07%, 08/06/18(d)	1,500	1,499,509
Schlumberger Holdings Corp.,
2.41%, 09/25/18(d)	5,000	4,981,823
Societe Generale SA,
2.90%, 08/02/19(d)	5,000	4,856,258
Sumitomo Mitsui Trust Bank Ltd./New York,
1.98%, 08/06/18(d)	2,000	1,999,349
Suncor Energy Inc.,
2.65%, 09/24/18(d)	3,000	2,989,124
Suncorp-Metway Ltd.,
2.57%, 10/30/18(d)	5,000	4,970,716
Thunder Bay Funding LLC,
2.77%, 05/02/19(d)	1,500	1,469,784
Toronto-Dominion Bank (The),
2.37%, 02/08/19,
(1 mo. LIBOR US + 0.270%)(a)(c)	2,000	2,000,740
Toyota Motor Credit Corp.,
2.42%, 04/03/19,
(3 mo. LIBOR US + 0.080%)(a)	3,000	2,999,922
UBS AG/London
2.38%, 08/29/18,
(1 mo. LIBOR US + 0.310%)(a)(c)	400	400,118
2.44%, 01/07/19,
(1 mo. LIBOR US + 0.340%)(a)(c)	1,000	1,000,640
2.48%, 09/04/18(c)(d)	1,000	997,990
2.49%, 07/02/19,
(1 mo. LIBOR US + 0.400%)(a)(c)	1,000	1,000,575
2.67%, 04/04/19,
(3 mo. LIBOR US + 0.330%)(a)(c)	2,000	2,001,992
VW Credit Inc.,
2.58%, 09/12/18(d)	2,000	1,994,436

TOTAL COMMERCIAL PAPER — 26.7% (Cost: $108,018,801)		108,358,924

Security	Par (000)	Value
CORPORATE BONDS & NOTES

AEROSPACE & DEFENSE — 1.1%
General Dynamics Corp.,
2.88%, 05/11/20	$2,000	$1,997,201
Lockheed Martin Corp.,
4.25%, 11/15/19	2,000	2,035,918
United Technologies Corp.,
2.69%, 11/01/19,
(3 mo. LIBOR US + 0.350%)(a)	500	501,340

		4,534,459
AUTO MANUFACTURERS — 6.4%
American Honda Finance Corp.
2.00%, 11/13/19	500	494,051
2.57%, 02/12/21,
(3 mo. LIBOR US + 0.210%)(a)	1,000	998,703
2.60%, 06/16/20,
(3 mo. LIBOR US + 0.260%)(a)	4,000	4,009,964
BMW U.S. Capital LLC,
2.75%, 04/12/21,
(3 mo. LIBOR US + 0.410%)(a)(c)	2,000	2,005,484
Daimler Finance North America LLC
2.00%, 08/03/18(c)	1,000	999,987
2.78%, 02/22/21,
(3 mo. LIBOR US + 0.450%)(a)(c)	3,000	3,004,220
2.96%, 10/30/19,
(3 mo. LIBOR US + 0.620%)(a)(c)	250	251,151
3.10%, 05/04/20(c)	1,325	1,317,228
Ford Motor Credit Co. LLC,
3.92%, 01/08/19,
(3 mo. LIBOR US + 1.580%)(a)	1,375	1,382,337
Harley-Davidson Financial Services Inc.,
2.83%, 05/21/20,
(3 mo. LIBOR US + 0.500%)(a)(c)	2,000	2,004,265
Hyundai Capital America
2.40%, 10/30/18(c)	2,000	1,998,707
3.15%, 03/12/21,
(3 mo. LIBOR US + 0.820%)(a)(c)	1,000	1,001,374
Nissan Motor Acceptance Corp.
2.73%, 09/28/20,
(3 mo. LIBOR US + 0.390%)(a)(c)	750	749,560
3.33%, 03/08/19,
(3 mo. LIBOR US + 1.010%)(a)(c)	250	251,303
PACCAR Financial Corp.
2.05%, 11/13/20	580	565,787
2.60%, 05/10/21,
(3 mo. LIBOR US + 0.260%)(a)	680	682,159
3.10%, 05/10/21	915	912,429
Toyota Motor Credit Corp.
2.20%, 01/10/20	1,500	1,482,385
2.50%, 11/14/19,
(3 mo. LIBOR US + 0.140%)(a)	2,000	1,994,804

		26,105,898
BANKS — 26.2%
ABN AMRO Bank NV
1.80%, 09/20/19(c)	3,000	2,955,936
2.10%, 01/18/19(c)	3,000	2,990,679
2.50%, 10/30/18(c)	2,000	1,999,414
ANZ New Zealand Int’l Ltd./London
2.25%, 02/01/19(c)	1,500	1,496,179
2.75%, 01/22/21(c)	2,000	1,964,737
Australia & New Zealand Banking Group Ltd.,
2.69%, 11/09/20,
(3 mo. LIBOR US + 0.320%)(a)(c)	1,000	1,001,216
Bank of America N.A.,
2.05%, 12/07/18	545	544,466
Bank of Montreal
1.50%, 07/18/19	1,000	988,541
2.93%, 12/12/19,
(3 mo. LIBOR US + 0.600%)(a)	510	512,685
Bank of Nova Scotia (The)
2.63%, 01/08/21,
(3 mo. LIBOR US + 0.290%)(a)	1,000	997,940
2.79%, 04/20/21,
(3 mo. LIBOR US + 0.440%)(a)	2,000	2,005,079
Banque Federative du Credit Mutuel SA,
2.75%, 01/22/19(c)	2,000	1,999,491
BNP Paribas SA
2.45%, 03/17/19	2,549	2,547,882
2.70%, 08/20/18	750	750,180
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC,
2.40%, 12/12/18	1,968	1,967,120

33

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® ULTRA SHORT-TERM BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Branch Banking & Trust Co.,
2.25%, 06/01/20 (Call 05/01/20)	$1,100	$1,080,875
Citibank N.A.
2.00%, 03/20/19 (Call 02/20/19)	1,500	1,494,473
2.71%, 02/12/21 (Call 01/12/21),
(3 mo. LIBOR US + 0.350%)(a)	1,000	999,338
2.92%, 07/23/21 (Call 06/23/21),
(3 mo. LIBOR US + 0.570%)(a)	2,000	2,006,696
Citigroup Inc.,
3.18%, 12/07/18,
(3 mo. LIBOR US + 0.860%)(a)	400	401,219
Commonwealth Bank of Australia
2.70%, 08/03/18,
(3 mo. LIBOR US + 0.350%)(a)(c)	1,200	1,200,016
2.78%, 03/10/20,
(3 mo. LIBOR US + 0.450%)(a)(c)	1,615	1,619,676
5.00%, 10/15/19(c)	3,000	3,070,367
Cooperatieve Rabobank UA/NY
2.25%, 01/14/19	2,840	2,836,452
2.76%, 04/26/21,
(3 mo. LIBOR US + 0.430%)(a)	1,000	1,001,270
Credit Suisse AG/New York NY,
5.30%, 08/13/19	2,000	2,048,760
Fifth Third Bank/Cincinnati OH,
2.59%, 10/30/20 (Call 09/30/20),
(3 mo. LIBOR US + 0.250%)(a)	1,000	999,017
Goldman Sachs Bank USA/New York NY,
3.20%, 06/05/20	445	445,837
HSBC Holdings PLC,
2.93%, 05/18/21 (Call 05/18/20),
(3 mo. LIBOR US + 0.600%)(a)	3,500	3,511,184
HSBC USA Inc.,
3.22%, 09/24/18,
(3 mo. LIBOR US + 0.880%)(a)	2,000	2,002,567
ING Bank NV
2.00%, 11/26/18(c)	1,500	1,497,771
2.05%, 08/17/18(c)	515	514,922
2.30%, 03/22/19(c)	640	637,936
JPMorgan Chase Bank N.A.
2.61%, 02/13/20 (Call 02/13/19),
(3 mo. LIBOR US + 0.250%)(a)	2,000	2,002,510
2.78%, 09/21/18 (Call 08/21/18),
(3 mo. LIBOR US + 0.450%)(a)	250	250,077
Lloyds Bank PLC
2.70%, 08/17/20	1,000	988,392
3.30%, 05/07/21	3,000	2,992,334
Morgan Stanley
2.38%, 07/23/19	3,000	2,988,194
3.19%, 01/24/19,
(3 mo. LIBOR US + 0.850%)(a)	2,000	2,006,745
Series 3NC2,
3.16%, 02/14/20 (Call 02/14/19),
(3 mo. LIBOR US + 0.800%)(a)	1,000	1,002,850
MUFG Bank Ltd.,
2.30%, 03/10/19(c)	1,000	997,191
National Australia Bank Ltd.,
2.69%, 01/12/21,
(3 mo. LIBOR US + 0.350%)(a)(c)	2,000	1,998,898
Nordea Bank AB,
1.63%, 09/30/19(c)	2,400	2,359,382
Royal Bank of Canada
2.00%, 12/10/18	390	389,441
2.64%, 07/22/20,
(3 mo. LIBOR US + 0.300%)(a)	2,000	1,999,999
Santander UK PLC
2.00%, 08/24/18	700	699,823
2.13%, 11/03/20	965	938,041
2.65%, 11/03/20,
(3 mo. LIBOR US + 0.300%)(a)	500	498,990
Skandinaviska Enskilda Banken AB
2.38%, 03/25/19(c)	1,500	1,494,859
2.75%, 05/17/21,
(3 mo. LIBOR US + 0.430%)(a)(c)	4,000	4,000,736
Societe Generale SA,
2.63%, 10/01/18	350	350,133
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19	500	498,269
2.51%, 01/17/20	2,000	1,978,749
2.69%, 01/17/20,
(3 mo. LIBOR US + 0.350%)(a)	1,000	1,001,700

Security	Par (000)	Value
2.87%, 01/11/19,
(3 mo. LIBOR US + 0.540%)(a)	$1,250	$1,252,125
Sumitomo Mitsui Trust Bank Ltd.,
2.05%, 03/06/19(c)	1,635	1,628,751
Suncorp-Metway Ltd.
2.10%, 05/03/19(c)	1,000	994,170
2.38%, 11/09/20(c)	1,250	1,219,827
Svenska Handelsbanken AB
1.50%, 09/06/19	2,250	2,214,061
2.68%, 09/08/20,
(3 mo. LIBOR US + 0.360%)(a)	745	746,258
Toronto-Dominion Bank (The)
1.45%, 09/06/18	1,000	999,121
3.00%, 06/11/20	1,000	998,561
UBS AG/Stamford CT,
2.38%, 08/14/19	1,513	1,505,738
United Overseas Bank Ltd.,
2.83%, 04/23/21,
(3 mo. LIBOR US + 0.480%)(a)(c)	2,000	2,003,283
Wells Fargo Bank N.A.
2.65%, 01/15/21,
(3 mo. LIBOR US + 0.310%)(a)	2,000	1,998,882
2.85%, 07/23/21 (Call 07/23/20),
(3 mo. LIBOR US + 0.500%)(a)	2,000	2,005,640
3.33%, 07/23/21 (Call 07/23/20)(a)(b)	2,000	2,001,694
Westpac Banking Corp.
2.74%, 03/06/20,
(3 mo. LIBOR US + 0.430%)(a)	3,000	3,010,042
3.07%, 05/13/19,
(3 mo. LIBOR US + 0.710%)(a)	250	251,139

		106,356,526
BEVERAGES — 0.5%
PepsiCo Inc.,
2.34%, 10/15/18,
(3 mo. LIBOR US)(a)	2,000	2,000,491

BIOTECHNOLOGY — 0.3%
Gilead Sciences Inc.,
2.49%, 09/20/18,
(3 mo. LIBOR US + 0.170%)(a)	1,000	1,000,070

COMPUTERS — 0.7%
Apple Inc.
1.80%, 11/13/19	1,500	1,483,092
2.56%, 02/07/20,
(3 mo. LIBOR US + 0.200%)(a)	500	501,268
IBM Credit LLC,
2.46%, 09/06/19,
(3 mo. LIBOR US + 0.150%)(a)	1,000	1,001,353

		2,985,713
DIVERSIFIED FINANCIAL SERVICES — 2.2%
AIG Global Funding,
1.95%, 10/18/19(c)	555	547,177
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	2,450	2,414,511
1.88%, 11/05/18 (Call 10/03/18)	460	459,364
2.75%, 03/03/20 (Call 02/03/20),
(3 mo. LIBOR US + 0.430%)(a)	3,000	3,011,265
Capital One Bank USA N.A.,
2.25%, 02/13/19 (Call 01/13/19)	2,500	2,494,466

		8,926,783
ELECTRIC — 0.1%
Electricite de France SA,
2.15%, 01/22/19(c)	500	498,430

ELECTRONICS — 0.3%
Honeywell International Inc.
1.80%, 10/30/19	310	306,434
2.38%, 10/30/19,
(3 mo. LIBOR US + 0.040%)(a)	750	751,022

		1,057,456
HEALTH CARE — SERVICES — 0.3%
Roche Holdings Inc.,
2.25%, 09/30/19 (Call 08/30/19)(c)	1,300	1,292,160

INSURANCE — 0.2%
Metropolitan Life Global Funding I,
1.75%, 09/19/19(c)	860	848,365

34

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® ULTRA SHORT-TERM BOND ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
INTERNET — 0.4%
Alibaba Group Holding Ltd.,
2.50%, 11/28/19 (Call 10/28/19)	$1,750	$1,736,175

MACHINERY — 1.9%
Caterpillar Financial Services Corp.
1.80%, 11/13/18	600	598,808
2.51%, 05/15/20,
(3 mo. LIBOR US + 0.180%)(a)	1,500	1,501,107
2.57%, 03/15/21,
(3 mo. LIBOR US + 0.230%)(a)	1,000	1,001,290
2.90%, 03/15/21	1,500	1,493,112
John Deere Capital Corp.
2.46%, 07/05/19,
(3 mo. LIBOR US + 0.120%)(a)	1,170	1,170,889
2.56%, 01/07/20,
(3 mo. LIBOR US + 0.180%)(a)	1,000	1,001,360
2.57%, 03/12/21,
(3 mo. LIBOR US + 0.240%)(a)	1,000	999,731

		7,766,297
MANUFACTURING — 1.0%
Siemens Financieringsmaatschappij NV
1.30%, 09/13/19(c)	1,100	1,081,487
2.67%, 03/16/20,
(3 mo. LIBOR US + 0.340%)(a)(c)	3,000	3,009,990

		4,091,477
OIL & GAS — 1.0%
Chevron Corp.
2.41%, 02/28/19,
(3 mo. LIBOR US + 0.090%)(a)	2,000	2,000,883
2.53%, 03/03/20,
(3 mo. LIBOR US + 0.210%)(a)	2,000	2,004,866

		4,005,749
PHARMACEUTICALS — 0.6%
AstraZeneca PLC,
1.75%, 11/16/18	2,500	2,494,671

PIPELINES — 0.4%
TransCanada PipeLines Ltd.,
2.62%, 11/15/19,
(3 mo. LIBOR US + 0.275%)(a)	1,500	1,502,118

RETAIL — 0.3%
Home Depot Inc. (The),
2.47%, 06/05/20,
(3 mo. LIBOR US + 0.150%)(a)	1,220	1,223,396
Lowe’s Companies Inc.,
2.94%, 09/14/18,
(3 mo. LIBOR US + 0.600%)(a)	100	100,096

		1,323,492
SOFTWARE — 0.2%
Oracle Corp.,
2.25%, 10/08/19	600	597,572

TOTAL CORPORATE BONDS & NOTES — 44.1%
(Cost: $179,641,956)		179,123,902

REPURCHASE AGREEMENTS
Barclays Bank PLC, 2.79%, 08/01/18 (Purchased on 07/31/18 to be repurchased at $3,500,271, collateralized by non-agency mortgage-backed security, 0.00%, due 06/01/34, par and fair value of $10,534,704 and $4,025,000, respectively)(a)(e)	3,500	3,500,000

Security	Par (000)	Value
Citigroup Global Markets Inc., 2.85%, 08/01/18 (Purchased on 07/31/18 to be repurchased at $5,000,396, collateralized by non-agency mortgage-backed security, 3.00% to 4.10%, due 09/15/47 to 03/15/49, par and fair value of $6,939,386 and $5,750,001, respectively)(a)(e)	$5,000	$5,000,000
Credit Suisse Securities (USA) LLC, 2.53%, 08/01/18 (Purchased on 07/31/18 to be repurchased at $2,000,141, collateralized by non-agency mortgage-backed security, 2.74%, due 07/15/37, par and fair value of $2,549,700 and $2,140,008, respectively)(a)(e)	2,000	2,000,000
Deutsche Bank Securities Inc., 2.57%, 08/01/18 (Purchased on 07/31/18 to be repurchased at $2,250,161, collateralized by non-agency mortgage-backed security, 3.44% to 5.27%, due 10/25/21 to 02/10/49, par and fair value of $2,571,832 and $2,587,500, respectively)(a)(e)	2,250	2,250,000
JP Morgan Securities, 2.85%, 08/01/18 (Purchased on 07/31/18 to be repurchased at $5,000,396, collateralized by non-agency mortgage-backed security, 3.50%, due 10/25/45 to 11/25/47, par and fair value of $5,619,966 and $5,351,491, respectively)(a)(e)	5,000	5,000,000
Merrill Lynch, 2.61%, 08/01/18 (Purchased on 07/31/18 to be repurchased at $5,000,363, collateralized by non-agency mortgage-backed security, 5.45% to 6.31%, due 08/15/28 to 01/25/29, par and fair value of $5,314,970 and $5,999,724, respectively)(a)(e)	5,000	5,000,000
Mizuho Securities USA Inc., 2.83%, 08/01/18 (Purchased on 07/31/18 to be repurchased at $6,000,471, collateralized by non-agency mortgage-backed security, 2.75%, due 02/15/24, par and fair value of $6,085,100 and $6,120,001, respectively)(a)(e)	6,000	6,000,000

TOTAL REPURCHASE AGREEMENTS — 7.1%
(Cost: $28,750,000)		28,750,000

TOTAL INVESTMENTS IN SECURITIES — 99.0% (Cost: $402,235,526)		402,100,767
Other Assets, Less Liabilities — 1.0%		4,036,649

NET ASSETS — 100.0%		$406,137,416

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates are discount rates or a range of discount rates at the time of purchase.
(e)	Maturity date represents next reset date.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2018, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000)	Net activity (000)	Shares held at 07/31/18 (000)	Value at 07/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	319	(319)	—	$—	$1,265,054	$—	$—

35

Schedule of Investments (Unaudited) (Continued) July 31, 2018	iSHARES® ULTRA SHORT-TERM BOND ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$6,239,450	$—	$6,239,450
Certificates of Deposit	—	79,628,491	—	79,628,491
Commercial Paper	—	108,358,924	—	108,358,924
Corporate Bonds & Notes	—	179,123,902	—	179,123,902
Repurchase Agreements	—	28,750,000	—	28,750,000

	$—	$402,100,767	$—	$402,100,767

Portfolio Abbreviations — Fixed Income

LIBOR  —  London Interbank Offered Rate

36

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	September 28, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 28, 2018